UNITED STATES                     ------------------------------
     SECURITIES AND EXCHANGE COMMISSION           OMB APPROVAL
           WASHINGTON, D.C. 20549                 ------------------------------
                                                  OMB Number: 3235-0578
                                                  Expires: May 31, 2007
                                                  Estimated average burden
                                                  hours per response. . . .21.09
                                                  ------------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01829
                                          --------------------------------------

                              Columbia Acorn Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    One Financial Center, Boston, Massachusetts                          02111
--------------------------------------------------------------------------------
    (Address of principal executive offices)                          (Zip code)

                          James R. Bordewick, Jr., Esq.
                        Columbia Management Advisors, LLC
                              One Financial Center
                                Boston, MA 02111

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3750
                                                    ----------------------------

Date of fiscal year end:    12/31/06
                            ------------------

Date of reporting period:   3/31/06
                            ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Columbia Acorn Fund
        >Statement of Investments (Unaudited), March 31, 2006


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                                                            COMMON STOCKS: 92.8%
--------------------------------------------------------------------------------
INFORMATION: 22.3%
                     SOFTWARE/SERVICES
                     >BUSINESS SOFTWARE: 3.3%
        11,500,000   Novell (b)                                          $88,320
                     Directory, Operating System & Identity
                     Management Software
         2,250,000   Kronos (b)(c)                                        84,128
                     Labor Management Solutions
         1,800,000   Avid Technology (b)                                  78,228
                     Digital Nonlinear Editing Software & Systems
         1,425,000   Micros Systems (b)                                   65,650
                     Information Systems for Restaurants & Hotels
         1,427,000   Witness Systems (b)                                  36,246
                     Customer Experience Management Software
         1,800,000   Cadence Design Systems (b)                           33,282
                     Electronic Design Automation
         6,000,000   Actuate (b)(c)                                       25,500
                     Information Delivery Software & Solutions
           835,000   Progress Software (b)                                24,290
                     Application Development Software
         3,000,000   Lawson Software (b)                                  23,010
                     Enterprise Resource Planning (ERP) Software
         1,499,000   JDA Software (b)(c)                                  21,646
                     Applications/Software & Services for Retailers
         1,000,000   Sybase (b)                                           21,120
                     Database Software
         1,200,000   Parametric Technology (b)                            19,596
                     Engineering Software & Services
         5,000,000   Indus International (b)(c)                           18,200
           600,000   Indus International Legend (b)                        2,184
                     Enterprise Asset Management Software
         1,000,000   MRO Software (b)                                     15,960
                     Enterprise Maintenance Software
           928,000   SSA Global Technologies (b)                          14,876
                     Enterprise Resource Planning (ERP) Software
           675,000   Concur Technologies (b)                              12,508
                     Web Enabled Enterprise Applications
         1,600,000   Agile Software (b)                                   12,208
                     Product Design Software
         1,761,000   Tumbleweed Communications (b)                         5,265
                     Email Content Security & File Transfer Management
           518,000   Webmethods (b)                                        4,362
                     Enterprise Applications Integration (EAI) Tools
         1,250,000   ClickSoftware Technologies (b)                        1,975
                     Service Chain Optimization Software
--------------------------------------------------------------------------------
                                                                         608,554
>BUSINESS INFORMATION/BUSINESS
SERVICES/PUBLISHING: 1.5%
         1,200,000   Getty Images (b)                                     89,856
                     Photographs for Publications & Electronic Media
         2,435,000   Ceridian (b)                                         61,971
                     HR Services & Payment Processing
         1,836,000   Navigant Consulting (b)(c)                           39,199
                     Financial Consulting Firm



NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           916,000   Fair Isaac                                          $36,292
                     Credit Scoring & Decision Analytic Software
         2,285,000   InfoUSA                                              29,659
                     Business Data for Sales Leads
           300,000   Navteq (b)                                           15,195
                     Map Data for Electronic Devices
         2,500,000   PRIMEDIA (b)                                          5,175
                     Specialty Magazines & Other Publications
           175,000   Triple Crown Media (b)                                1,033
                     Newspapers, Paging & Collegiate Sports Marketing
--------------------------------------------------------------------------------
                                                                         278,380
                     >TRANSACTION PROCESSORS: 1.1%
         2,524,000   Global Payments                                     133,797
                     Credit Card Processor
         9,000,000   Hong Kong Exchanges & Clearing
                     (Hong Kong)                                          54,087
                     Hong Kong Equity & Derivatives Operator
           600,000   Cubic                                                14,364
                     Revenue Collection & Defense Systems
--------------------------------------------------------------------------------
                                                                         202,248
                     >INTERNET: 1.0%
         3,000,000   RSA Security (b)                                     53,820
                     Enterprise Security Software
         9,500,000   Skillsoft Publishing (b)(c)                          49,780
                     Provider of Web-Based Learning Solutions (E-Learning)
         3,000,000   Cnet Networks (b)                                    42,630
                     Internet Advertising on Niche Websites
         2,000,000   ValueClick (b)                                       33,840
                     Internet Advertising
         1,879,808   Vital Stream Cl. C (b)                                4,831
         1,621,872   Vital Stream (b)(e)                                   3,543
                     Streaming Services for the Internet
            82,000   Travelzoo (b)                                         1,606
                     Travel Internet Advertising
--------------------------------------------------------------------------------
                                                                         190,050
                     >COMPUTER SERVICES: 0.8%
         1,350,000   SRA International (b)                                50,936
                     Government I/T Services
         4,000,000   Bearing Point (b)                                    33,960
                     Business Consulting & Technology Strategy
         4,600,000   AnswerThink (b)(c)                                   29,578
                     I/T Integration & Best Practice Research
         5,000,000   Igate Capital (b)(c)                                 29,500
                     I/T & BPO Outsourcing Services
         1,025,000   New Horizons Worldwide (b)(c)                           615
                     Computer Training Services
--------------------------------------------------------------------------------
                                                                         144,589
                     >ELECTRONICS DISTRIBUTION: 0.6%
         2,300,000   Avnet (b)                                            58,374
                     Electronic Components Distribution
           680,000   Tech Data (b)                                        25,099
                     I/T Distributor
           295,000   CDW                                                  17,361
                     Technology Reseller
           710,000   Agilysys                                             10,693
                     I/T Distributor
--------------------------------------------------------------------------------
                                                                         111,527

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >CONSUMER SOFTWARE: 0.3%
         2,000,000   Activision (b)                                      $27,580
                     Entertainment Software
         1,050,000   THQ (b)                                              27,185
                     Entertainment Software
--------------------------------------------------------------------------------
                                                                          54,765
                     COMPUTER RELATED HARDWARE
                     >COMPUTER HARDWARE/RELATED SYSTEMS: 3.0%
         1,540,000   Amphenol                                             80,357
                     Electronic Connectors
           870,000   Rogers (b)(c)                                        47,398
                     PCB Laminates & High Performance Foams
         1,240,000   Intermec (b)                                         37,832
                     Bar Code & Wireless Lan Systems
           717,000   Nice Systems (Israel) (b)                            36,538
                     Audio & Video Recording Solutions
         1,027,000   Avocent (b)                                          32,597
                     Computer Control Switches
         1,173,000   Belden CDT                                           31,941
                     Specialty Cable
         1,635,000   II VI (b)(c)                                         29,577
                     Laser Components
           230,000   Wincor Nixdorf (Germany)                             28,970
                     Retail POS Systems & ATM Machines
           253,600   Neopost (France)                                     27,569
                     Postage Meter Machines
         2,560,000   Symbol Technologies                                  27,085
                     Mobile Computers & Barcode Scanners
         9,761,000   Advantech (Tawain)                                   27,014
                     Embedded Computers
           530,000   Zebra Technologies (b)                               23,702
                     Bar Code Printers
           625,000   Excel Technologies (b)(c)                            18,419
                     Laser Systems & Electro-Optical Components
         1,310,000   CTS                                                  17,528
                     Electronic Components, Sensors & EMS
           900,000   Netgear (b)                                          17,109
                     Networking Products for Small Business & Home
         5,000,000   Concurrent Computer (b)(c)                           16,150
                     Video on Demand Systems & Services
           375,000   Diebold                                              15,412
                     Automated Teller Machines
         1,875,000   Seachange International (b)(c)                       14,569
                     Systems for Video on Demand & Ad Insertion
           300,000   Logitech (Switzerland) (b)                           11,944
                     Branded Peripheral Computer Devices
        11,999,000   Phoenixtec Power (Taiwan)                            11,697
                     Uninterruptible Power Supplies
--------------------------------------------------------------------------------
                                                                         553,408
                     >SEMICONDUCTORS/RELATED EQUIPMENT: 1.3%
         4,425,000   Entegris (b)                                         47,082
                     Semiconductor Wafer Shipping & Handling Products
         3,060,000   Integrated Device Technology (b)                     45,472
                     Communications Semiconductors
         5,254,000   Novatek Microelectronics (Taiwan)                    37,188
                     LCD Related IC Designer


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           915,000   Littelfuse (b)                                      $31,229
                     Little Fuses
         1,235,000   Semtech (b)                                          22,094
                     Analog Semiconductors
           565,000   Supertex (b)                                         21,255
                     Mixed-Signal Semiconductors
         1,950,000   Amis Holdings (b)                                    17,667
                     Analog & Mixed: Signal Semiconductors
         1,905,000   IXYS (b)(c)                                          17,564
                     Power Semiconductors
--------------------------------------------------------------------------------
                                                                         239,551
                     >GAMING EQUIPMENT: 1.2%
         3,840,000   International Game Technology                       135,245
                     Slot Machines & Progressive Jackpots
         2,430,000   Shuffle Master (b)(c)                                86,848
                     Card Shufflers & Casino Games
--------------------------------------------------------------------------------
                                                                         222,093
                     >INSTRUMENTATION: 0.9%
         1,250,000   Trimble Navigation (b)                               56,313
                     GPS-Based Instruments
           750,000   Mettler Toledo (b)                                   45,255
                     Laboratory Equipment
           711,000   Dionex (b)                                           43,712
                     Ion & Liquid Chromatography
           670,000   Varian (b)                                           27,591
                     Analytical Instruments
--------------------------------------------------------------------------------
                                                                         172,871
                     >CONTRACT MANUFACTURING: 0.9%
         2,275,000   Jabil Circuit (b)                                    97,507
                     Electronic Manufacturing Services
         1,961,000   Plexus (b)                                           73,675
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------
                                                                         171,182
                     TELECOMMUNICATIONS
                     >TELECOMMUNICATION SERVICES: 2.9%
         4,500,000   Crown Castle International (b)                      127,575
                     Communication Towers
         3,500,000   American Tower (b)                                  106,120
                     Communication Towers in USA & Mexico
         1,600,000   Alltel                                              103,600
                     Cellular & Wireline Telephone Services
         8,000,000   Dobson Communications (b)                            64,160
                     Rural & Small City Cellular Telephone Services
         3,500,000   Time Warner Telecom (b)                              62,825
                     Fiber Optic Data/Telephone Service Provider
           780,000   Telephone and Data Systems                           30,763
           300,000   Telephone and Data Systems, Cl. S                    11,325
                     Cellular & Wireline Telephone Services
         2,300,000   Tele2 AB (Sweden)                                    27,171
                     European Cellular & Reseller Telephone Services
           200,000   Commonwealth Telephone                                6,890
                     Rural Phone Franchises & Competitive Telco
--------------------------------------------------------------------------------
                                                                         540,429

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >TELECOMMUNICATIONS EQUIPMENT: 1.0%
         9,800,000   Tellabs (b)                                        $155,820
                     Telecommunications Equipment
         1,750,000   Andrew (b)                                           21,490
                     Wireless Infrastructure Equipment
         1,510,000   Symmetricom (b)                                      12,911
                     Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                         190,221
                     MEDIA
                     >TELEVISION PROGRAMMING/CATV: 1.7%
         4,015,000   Discovery Holding (b)                                60,225
                     CATV Programming
            70,000   Jupiter Telecommunications (Japan) (b)               49,504
                     Largest Cable Service Provider in Japan
         2,100,000   Liberty Global, Series C (b)                         41,475
         1,800,000   Liberty Global, Series A (b)                         36,846
                     CATV Holding Company
         3,000,000   Lions Gate Entertainment (b)                         30,450
                     Film & TV Studio
           960,000   Alliance Atlantis Communication
                     (Canada) (b) 28,935 CATV Channels, TV/Movie
                     Production/Distribution
         7,912,000   Gemstar TV Guide International (b)                   24,448
                     TV Program Guides & CATV Programming
         2,618,000   Liberty Media (b)                                    21,494
                     CATV Programming & Media Company Holdings
         1,250,000   Mediacom Communications (b)                           7,188
                     Cable Television Franchises
           700,000   Outdoor Channel (b)                                   7,133
                     Cable Television Programming
--------------------------------------------------------------------------------
                                                                         307,698
                     >TV/SATELLITE BROADCASTING: 0.5%
         2,750,000   SES Global (France)                                  43,794
                     Satellite Broadcasting Services
         2,500,000   Entravision Communications (b)                       22,900
                     Spanish Language TV, Radio & Outdoor
         1,750,000   Gray Television                                      14,700
                     Mid Market Affiliated TV Stations
           270,000   Metropole TV (France)                                 8,022
                     Television Broadcaster
--------------------------------------------------------------------------------
                                                                          89,416
                     >RADIO BROADCASTING: 0.3%
         1,541,000   Salem Communications (b)(c)                          23,130
                     Radio Stations for Religious Programming
         1,500,000   Cumulus Media, Cl. A (b)                             16,890
                     Radio Stations in Small Cities
         2,400,000   Spanish Broadcasting (b)                             13,272
                     Spanish Language Radio Stations
           924,000   Saga Communications (b)                               8,935
                     Radio Stations in Small & Mid-sized Cities
--------------------------------------------------------------------------------
                                                                          62,227

                                                                       ---------
INFORMATION: TOTAL                                                     4,139,209


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

CONSUMER GOODS/SERVICES: 19.0%
                     SERVICES
                     >RETAIL: 5.6%
         5,090,000   Chico's FAS (b)                                    $206,858
                     Women's Specialty Retail
         3,560,000   Michaels Stores                                     133,785
                     Craft & Hobby Specialty Retailer
         2,000,000   Abercrombie & Fitch                                 116,600
                     Teen Apparel Retailer
         3,743,000   Christopher & Banks (c)                              86,875
                     Women's Apparel Retailer
         2,427,000   Urban Outfitters (b)                                 59,559
                     Apparel & Home Specialty Retailer
         1,400,000   Williams Sonoma                                      59,360
                     Home Goods & Furnishing Retailer
         1,520,000   Sports Authority (b)(c)                              56,088
                     Sporting Goods Stores
         2,250,000   Petco Animal Supplies (b)                            53,033
                     Pet Supplies & Services
         1,223,000   Ann Taylor Stores (b)                                44,994
                     Women's Apparel Retailer
         1,300,000   Borders Group                                        32,812
                     Bookstores
         7,850,000   Rite Aid (b)                                         31,400
                     Drug Stores
         1,040,000   Aeropostale (b)                                      31,366
                     Mall Based Teen Retailer
         1,630,000   Rona (Canada) (b)                                    31,111
                     Leading Canadian DIY Retailer
           775,000   Genesco (b)                                          30,140
                     Multi-Concept Branded Footwear Retailer
         1,072,000   Zale (b)                                             30,048
                     Specialty Retailer of Jewelry
         3,500,000   Edgars Consolidated Stores
                     (South Africa)                                       21,812
                     Leading Retail Conglomerate
         1,062,000   Gaiam (b)(c)                                         17,109
                     Healthy Living Catalogs & E-Commerce
--------------------------------------------------------------------------------
                                                                       1,042,950
                     >CONSUMER SERVICES: 1.9%
         2,250,000   ITT Educational Services (b)                        144,113
                     Postsecondary Degree Programs
         1,275,000   Weight Watchers                                      65,535
                     Weight Loss Programs
         1,440,000   Coinstar (b)(c)                                      37,310
                     Owner/Operator of Coin Counting Machines
           870,000   Park 24 (Japan)                                      29,732
                     Parking Lot Operator
           800,000   Regis Corp. Minnesota                                27,584
                     Hair Salons
         1,530,000   Central Parking                                      24,480
                     Owner, Operator & Manager of Parking Lots & Garages
         1,939,000   Princeton Review (b)(c)                              11,731
                     College Preparation Courses
           277,000   Lincoln Technical Institute (b)                       4,695
                     Vocational Training
           100,000   Universal Technical Institute (b)                     3,010
                     Vocational Training
--------------------------------------------------------------------------------
                                                                         348,190

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >CASINOS: 1.1%
           885,000   Station Casinos                                     $70,242
                     Casinos & Riverboats
         3,900,000   Bally Technologies (formerly
                     known as Alliance Gaming) (b)(c)                     66,261
                     Slot Machines & Software
         1,898,000   Pinnacle Entertainment (b)                           53,467
                     Regional Riverboat Casinos
         4,500,000   Sky City Entertainment (New Zealand)                 14,846
                     Casino/Entertainment Complex
           226,000   Lakes Entertainment (b)                               2,459
                     Native American Casino Development
--------------------------------------------------------------------------------
                                                                         207,275
                     >ENTERTAINMENT/LEISURE PRODUCTS: 1.0%
         1,795,000   RC2 (b)(c)                                           71,459
                     Toys, Infant Products & Collectibles
         1,416,000   Speedway Motorsports                                 54,105
                     Motorsport Racetrack Owner & Operator
         1,025,000   International Speedway Motors                        52,172
                     Largest Motorsport Racetrack Owner & Operator
           201,000   Thor Industries                                      10,725
                     RV & Bus Manufacturer
           500,000   Callaway Golf                                         8,600
                     Premium Golf Clubs & Balls
--------------------------------------------------------------------------------
                                                                         197,061
     >TRAVEL: 1.0%
         2,110,000   Vail Resorts (b)                                     80,644
                     Ski Resort Operator & Developer
           915,000   Four Seasons Hotels (Canada)                         46,390
                     Luxury Hotel Operator
         1,044,000   Intrawest (Canada)                                   35,651
                     Ski Resort Operator & Developer
           270,000   Kerzner International (Bahamas) (b)                  21,011
                     Destination Resorts & Casinos
         1,045,000   Navigant (b)                                         12,833
                     Corporate Travel Agency
--------------------------------------------------------------------------------
                                                                         196,529
>RESTAURANTS: 0.8%
         1,430,000   Sonic (b)                                            50,236
                     Drive-in Restaurants
           805,000   Red Robin Gourmet (b)                                37,996
                     Casual Dining Restaurants
           800,000   Cheesecake Factory (b)                               29,960
                     Casual Dining Restaurants
         1,600,000   AFC Enterprises (c)                                  22,240
                     Popeyes Restaurants
--------------------------------------------------------------------------------
                                                                         140,432
>CRUISE LINES: 0.1%
           400,000   Carnival                                             18,948
                     Largest Cruise Line
--------------------------------------------------------------------------------

     >GAMING: 0.1%
           690,000   Intralot (Greece)                                    17,814
                     Lottery & Gaming Systems & Services


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     GOODS
                     >APPAREL: 1.9%
         5,980,000   Coach (b)                                          $206,788
                     Designer & Retailer of Branded Leather Accessories
           919,000   Oxford Industries (c)                                46,988
                     Branded & Private Label Apparel
           559,000   Carter's                                             37,727
                     Children's Branded Apparel
         3,000,000   Billabong International (Australia)                  32,665
                     Action Sports Apparel Brand Manager
           400,000   Columbia Sportswear (b)                              21,332
                     Active Outdoor Apparel, Footwear & Accessories
           600,000   True Religion Apparel (b)                            11,082
                     Premium Denim
--------------------------------------------------------------------------------
                                                                         356,582
                     >FURNITURE/TEXTILES: 1.8%
         2,400,000   HNI                                                 141,600
                     Office Furniture & Fireplaces
         2,068,000   Herman Miller                                        67,024
                     Office Furniture
           765,000   Mohawk Industries (b)                                61,751
                     Carpet & Flooring
         1,398,000   Nobia (Sweden)                                       36,216
                     Kitchen Cabinet Manufacturing & Distribution
         1,435,000   Knoll                                                30,594
                     Office Furniture
--------------------------------------------------------------------------------
                                                                         337,185
                     >NONDURABLES: 1.4%
         1,820,000   SCP Pool                                             85,376
                     Distributor of Swimming Pool Supplies & Equipment
         1,790,000   Scotts Miracle-Gro                                   81,910
                     Consumer Lawn & Garden Products
         3,150,000   Natura Cosmeticos (Brazil)                           37,497
                     Direct Retailer of Cosmetics
           800,000   Jarden (b)                                           26,280
                     Branded Household Products
         1,886,000   Prestige Brands (b)                                  22,953
                     OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                         254,016
                     >LEISURE VEHICLES: 1.0%
         1,751,000   Harley-Davidson                                      90,842
                     Motorcycles & Related Merchandise
         1,130,000   Polaris Industries                                   61,653
                     Leisure Vehicles & Related Products
           690,000   Winnebago                                            20,935
                     Premier Motorhome Maker
         2,850,000   Ducati Motor (Italy) (b)                              3,591
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                         177,021
                     >DURABLE GOODS: 0.9%
         4,190,000   Fleetwood Enterprises (b)(c)                         46,802
                     RV & Manufactured Home Maker
           465,000   Hyundai Mobis (South Korea)                          41,146
                     Auto Parts
         1,416,000   Helen of Troy (b)                                    30,019
                     Hairdryers & Curling Irons

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >DURABLE GOODS--CONTINUED
        14,999,300   Techtronic Industries (Hong Kong)                   $26,915
                     Power Tools & Motorized Appliances
           780,000   Shimano (Japan)                                      23,445
                     Bicycle Components & Fishing Tackle
            55,000   Cavco Industries (b)                                  2,672
                     Higher End Manufactured Homes
--------------------------------------------------------------------------------
                                                                         170,999
                     >FOOD & BEVERAGES: 0.4%
         1,900,000   IAWS (Ireland)                                       32,949
                     Baked Goods
         2,410,000   Davide Campari (Italy)                               21,212
                     Spirits & Wine
        35,000,000   Global Bio-Chem Technology
                     Group (China)                                        18,316
                     Refiner of Corn-Based Commodities
--------------------------------------------------------------------------------
                                                                          72,477

                                                                       ---------
CONSUMER GOODS/SERVICES: TOTAL                                         3,537,479
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 16.9%
                     >MACHINERY: 3.1%
         2,750,000   Pentair                                             112,063
                     Pumps, Water Treatment & Tools
         2,200,000   Esco Technologies (b)(c)                            111,430
                     Filtration & Test Equipment
         2,350,000   Ametek                                              105,656
                     Aerospace/Industrial Instruments
         1,500,000   Nordson                                              74,790
                     Dispensing Systems for Adhesives & Coatings
         1,000,000   Gardner Denver (b)                                   65,200
                     Air Compressors, Blowers & Pumps
         1,100,000   Kaydon                                               44,396
                     Specialized Friction & Motion Control Products
           522,000   Toro                                                 24,926
                     Turf Maintenance Equipment
           994,000   K&F Industries (b)                                   16,500
                     Aircraft Wheels, Brakes & Fuel Tank Bladders
           212,000   Oshkosh Truck                                        13,195
                     Specialty Truck Manufacturer
           150,000   Tennant                                               7,848
                     Non-Residential Floor Cleaning Equipment
--------------------------------------------------------------------------------
                                                                         576,004
                     >INDUSTRIAL GOODS: 2.8%
         1,900,000   Genlyte Group (b)(c)                                129,466
                     Commercial Lighting Fixtures
         3,222,000   Clarcor (c)                                         114,703
                     Mobile & Industrial Filters
         3,275,000   Donaldson                                           110,662
                     Industrial Air Filtration
         1,900,000   Mine Safety Appliances (c)                           79,800
                     Safety Equipment
         1,300,000   Flir Systems (b)                                     36,933
                     Infrared Cameras
         1,125,000   Ushio (Japan)                                        26,821
                     Industrial Light Sources
           730,000   Drew Industries (b)                                  25,952
                     RV & MFG Home Components


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

         3,000,000   Electric City (b)(c)                                 $1,920
                     Electricity Conservation Devices
--------------------------------------------------------------------------------
                                                                         526,257
                     >LOGISTICS: 2.1%
         2,750,000   Expeditors International
                     of Washington                                       237,572
                     International Freight Forwarder
         2,700,000   UTI Worldwide                                        85,320
                     Global Logistics & Freight Forwarding
         2,000,000   Forward Air (c)                                      74,580
                     Freight Transportation Between Airports
--------------------------------------------------------------------------------
                                                                         397,472
                     >INDUSTRIAL DISTRIBUTION: 2.0%
         2,286,000   Watsco (c)                                          162,420
                     HVAC Distribution
         1,925,000   Airgas                                               75,248
                     Industrial Gas Distributor
         3,800,000   Grafton Group (Ireland)                              49,880
                     Building Materials Wholesaling & DIY Retailing
         1,150,000   Aviall (b)                                           43,792
                     Aircraft Replacement Parts Distributor
         1,031,000   Nuco2 (b)(c)                                         32,724
                     Bulk CO2 Gas Distribution to Restaurants
--------------------------------------------------------------------------------
                                                                         364,064
                     >STEEL: 1.5%
            95,200   Vallourec (France)                                   91,877
                     Oil, Gas & Industrial Seamless Tubes
         2,860,000   Gibraltar Industries (c)                             84,256
                     Steel Processing
           360,000   Tenaris (Argentina)                                  65,041
                     Oil, Gas & Industrial Seamless Tubes
         1,964,000   Worthington Industries                               39,398
                     Steel Processing
--------------------------------------------------------------------------------
                                                                         280,572
                     >CONSTRUCTION: 1.4%
         1,537,000   Florida Rock Industries                              86,410
                     Concrete & Aggregates
         1,450,000   Simpson                                              62,785
                     Wall Joint Maker
            42,500   Geberit International (Switzerland)                  40,550
                     Plumbing Supplies
           425,000   Wienerberger (Austria)                               21,377
                     Bricks & Clay Roofing Tiles
           380,000   Daito Trust Construction (Japan)                     19,828
                     Apartment Builder
         1,250,000   Kingspan Group (Ireland)                             19,089
                     Building Insulation & Environmental Containers
            90,000   Ciments Francais (France)                            14,101
                     Leading French & Emerging Markets Cement Producer
--------------------------------------------------------------------------------
                                                                         264,140
                     >SPECIALTY CHEMICALS &
                      INDUSTRIAL MATERIALS: 1.3%
         3,150,000   Spartech (c)                                         75,600
                     Plastics Distribution & Compounding
           730,000   Novozymes (Denmark)                                  49,489
                     Industrial Enzymes

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >SPECIALTY CHEMICALS &
                      INDUSTRIAL MATERIALS--CONTINUED
            28,000   Sika (Switzerland)                                  $28,749
                     Chemicals for Construction & Industrial Application
           400,000   Carbone Lorraine (France)                            21,402
                     Advanced Industrial Materials
           200,000   Imerys (France)                                      16,827
                     Industrial Minerals Producer
            20,000   Givaudan (Switzerland)                               15,374
                     Fragrances & Flavors
           750,000   Ultrapar (Brazil)                                    13,170
                     Specialty Chemicals & Liquid Propane Gas Distribution
           105,000   Koninklijke Ten Cate (Netherlands)                   12,343
                     Advanced Textiles & Industrial Fabrics
--------------------------------------------------------------------------------
                                                                         232,954
                     >OUTSOURCING SERVICES & TRAINING: 1.1%
         1,300,000   Administaff                                          70,668
                     Professional Employer Organization
           740,000   USG People (Netherlands)                             53,525
                     Temporary Staffing Services
         2,481,000   Quanta Services (b)                                  39,746
                     Electrical & Telecom Construction Services
         1,600,000   Labor Ready (b)                                      38,320
                     Temporary Manual Labor
           600,000   GP Strategies (b)                                     4,248
                     Training Programs
--------------------------------------------------------------------------------
                                                                         206,507
                     >WATER: 0.6%
         2,500,000   Pall                                                 77,975
                     Filtration & Fluids Clarification
           900,000   Watts Water Technologies                             32,706
                     Water, Valves, Regulators & Filtration
--------------------------------------------------------------------------------
                                                                         110,681
                     >CONGLOMERATES: 0.5%
           755,000   Aalberts Industries (Netherlands)                    55,636
                     Flow Control & Heat Treatment
         1,055,000   Hexagon (Sweden)                                     35,737
         1,055,000   Hexagon Rights (Sweden) (b)                           3,590
                     Measurement Equipment & Polymers
--------------------------------------------------------------------------------
                                                                          94,963
                     >OTHER INDUSTRIAL SERVICES: 0.5%
         1,650,000   Mobile Mini (b)                                      51,018
                     Leases Portable Storage Units
           374,000   IM Tech (Netherlands)                                19,120
                     Engineering & Technical Services
           655,000   Tal International (b)                                15,792
                     Leases Intermodal Freight Containers
           740,000   Jaakko Poyry (Finland)                                7,892
                     Engineering Consultants in Forestry, Energy
--------------------------------------------------------------------------------
                                                                          93,822

                                                                       ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                       3,147,436


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

FINANCE: 12.0%
                     >BANKS: 4.4%
         3,600,000   Associated Banc-Corp                               $122,328
                     Midwest Bank
         2,505,000   BOK Financial                                       119,113
                     Southwest Middle Market Bank
         3,356,000   TCF Financial                                        86,417
                     Great Lakes Bank
         2,720,000   Glacier Bancorp (c)                                  84,456
                     Mountain States Bank
         3,600,000   Anglo Irish Bank (Ireland)                           59,338
                     Small Business & Middle Market Banking
         2,850,000   Northern Rock (United Kingdom)                       58,633
                     Lowest Cost Mortgage Bank in UK
         2,275,000   Depfa Bank (Germany)                                 40,512
                     Investment Banker to Public Authorities
         1,320,000   West Coast Bancorp (c)                               36,894
                     Portland Small Business Lender
           250,000   Komercni Banka (Czech Republic)                      34,803
                     Leading Czech Universal Bank
           590,000   CityBank Lynnwood (c)                                27,459
                     Seattle Area Real Estate Lender
           756,000   Chittenden                                           21,901
                      Vermont & Western Massachusetts Bank
           675,000   Great Southern Bancorp                               19,494
                     Springfield, MO Real Estate Lender
         1,581,000   Republic                                             19,035
                     Michigan Bank
           406,000   First Financial BankShares                           15,550
                     West Texas Bank
           758,000   West Bancorporation                                  15,031
                     Des Moines Commercial Bank
           503,000   Sterling Bancorp                                     10,362
                     New York City Niche Lender
           299,000   First Mutual Bancshares (c)                           7,699
                     Seattle Community Bank
           289,000   S Y Bancorp                                           7,635
                     Louisville Bank
           265,000   Independent Bank                                      7,539
                     Michigan Bank
           382,000   Cascade Financial                                     7,258
                     Seattle Community Bank
           118,000   Cascade Bancorp                                       3,487
                     Central Oregon Bank
--------------------------------------------------------------------------------
                                                                         804,944
  >INSURANCE: 2.9%
         2,030,000   HCC Insurance Holdings                               70,644
                     Specialty Insurance
         1,119,000   Leucadia National                                    66,760
                     Insurance Holding Company
         1,725,000   Philadelphia Consolidated
                     Holding (b)                                          58,892
                     Specialty Insurance
           995,000   Protective Life                                      49,491
                     Life Insurance
         1,700,000   Scottish Re Group                                    42,177
                     Life Reinsurance

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >INSURANCE--CONTINUED
           830,000   Assurant                                            $40,877
                     Specialty Insurance
           710,000   Selective Insurance Group                            37,630
                     Commercial & Personal Lines Insurance
           109,000   Markel                                               36,807
                     Specialty Insurance
         1,550,000   United America Indemnity (b)                         35,495
                     Specialty Insurance
           570,000   RLI                                                  32,661
                     Specialty Insurance
           940,000   Endurance Specialty Holdings                         30,597
                     Commercial Lines Insurance/Reinsurance
           520,000   StanCorp Financial                                   28,137
                     Group Life & Disability Insurance
--------------------------------------------------------------------------------
                                                                         530,168
                     >FINANCE COMPANIES: 1.6%
         6,321,000   AmeriCredit (b)                                     194,244
                     Auto Lending
         1,700,000   World Acceptance (b)(c)                              46,580
                     Personal Loans
         1,950,000   Paragon Group (United Kingdom)                       24,936
                     UK Buy-to-Let Finance Company
         1,000,000   Northgate (United Kingdom)                           19,722
                     Light Commercial Vehicle Rental Specialist
           550,000   McGrath Rentcorp                                     16,533
                     Temporary Space & IT Equipment Rental
           361,000   Electro Rent (b)                                      6,137
                     Test & Measurement Equipment Rentals
--------------------------------------------------------------------------------
                                                                         308,152
                     >BROKERAGE & MONEY MANAGEMENT: 1.6%
         2,464,000   SEI Investments                                      99,866
                     Mutual Fund Administration & Investment Management
         3,170,000   Eaton Vance                                          86,795
                     Specialty Mutual Funds
         1,757,000   Nuveen Investments                                   84,600
                     Specialty Mutual Funds
           690,000   Investment Technology Group (b)                      34,362
                     Electronic Trading
--------------------------------------------------------------------------------
                                                                         305,623
                     >SAVINGS & LOANS: 1.5%
         4,196,000   Peoples Bank Bridgeport                             137,419
                     Connecticut Savings & Loan
         1,700,000   Housing Development Finance (India)                  51,177
                     Premier Mortgage Lender in India
         1,178,000   Anchor Bancorp Wisconsin (c)                         35,705
                     Wisconsin Thrift
         1,285,000   Washington Federal                                   31,097
                     Old Fashioned Thrift
           200,000   Bankinter (Spain)                                    13,787
                     Mortgage Lender
           360,000   Provident Bancorp                                     4,669
                     New York State Thrift
--------------------------------------------------------------------------------
                                                                         273,854

                                                                       ---------
FINANCE: TOTAL                                                         2,222,741


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

HEALTH CARE: 9.5%
                     >MEDICAL EQUIPMENT/LABORATORY
                     SUPPLIES: 3.3%
         1,910,000   CYTYC (b)                                           $53,824
                     Consumables Related to Women's Health
           870,000   Vital Signs (c)                                      47,789
                     Anesthesia, Respiratory & Sleep Products
         1,770,000   Intermagnetics General (b)                           44,338
                     MRI Equipment
         1,000,000   Edwards Lifesciences (b)                             43,500
                     Heart Valves
           475,000   Essilor International (France)                       42,322
                     Eyeglass Lenses
         1,065,000   Datascope (c)                                        42,131
                     Medical Devices
           350,000   Synthes (Switzerland)                                38,294
                     Products for Orthopedic Surgery
           800,000   Diagnostic Products                                  38,104
                     Immunodiagnostic Kits
         1,000,000   ICU Medical (b)(c)                                   36,190
                     Intravenous Therapy Products
           905,000   Arrow International                                  29,566
                     Disposable Catheters
           875,000   Viasys Healthcare (b)                                26,320
                     Respiratory & Neurology Medical Equipment
           552,000   Advanced Medical Optics (b)                          25,745
                     Medical Devices for Eye Care
         1,250,000   PSS World Medical (b)                                24,113
                     Medical Supplies Distributor
           583,000   Orthofix International (b)                           23,215
                     Bone Fixation & Stimulation Devices
           415,000   Cooper                                               22,422
                     #3 Contact Lens Manufacturer
           390,000   Hogy Medical (Japan)                                 20,813
                     Disposable Surgical Products
           965,000   Symmetry Medical (b)                                 20,468
                     Orthopedic Implant Manufacturer
           350,000   Haemonetics (b)                                      17,769
                     Blood & Plasma Collection Equipment
           283,000   Sybron Dental Specialties (b)                        11,671
                     Dental Manufacturer
--------------------------------------------------------------------------------
                                                                         608,594
                     >BIOTECHNOLOGY/DRUG DELIVERY: 3.0%
           913,000   Neurocrine Biosciences (b)                           58,925
                     Drugs for Sleep, Diabetes, MS & Endometriosis
         2,400,000   Pozen (b)(c)                                         40,080
                     Drugs for Migraines
         3,230,000   Exelixis (b)                                         38,792
                     Treatments for Cancer & Metabolic Disorders
         2,380,000   Ligand Pharmaceuticals (b)                           30,583
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
         1,360,000   Nektar Therapeutics (b)                              27,717
                     Drug Delivery Technologies
         2,000,000   Medarex (b)                                          26,440
                     Humanized Antibodies
         1,429,000   Arena Pharmaceuticals (b)                            25,879
                     Novel Drug Targeting Technology
         1,540,000   DOV Pharmaceuticals (b)(c)                           24,609
                     Drugs for Insomnia, Anxiety, Pain & Depression

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED
         3,935,000   Incyte (b)                                          $23,689
                     Drug Development
         1,100,000   Renovis (b)                                          23,452
                     Drug to Minimize Neurological Damage from Strokes
         2,520,000   Decode Genetics (b)                                  21,848
                     Drugs for Heart Attack, Asthma & Vascular Disease
         1,135,000   Keryx Biopharmaceuticals (b)                         21,690
                     Drugs for Diabetic Complications & Cancer
           650,000   Martek Biosciences (b)                               21,340
                     Fatty Acids for Baby Formula & Other Foods
         1,650,000   Human Genome Sciences (b)                            17,936
                     Drug Discovery/Development
           930,000   Intermune (b)                                        17,242
                     Drugs for Hepatitis C, Pulmonary Fibrosis & Cancer
         3,100,000   Lexicon Genetics (b)                                 17,174
                     Drug Discovery
         1,780,000   Array Biopharma (b)                                  16,269
                     Drugs for Cancer & Inflammatory Diseases
           800,000   Momenta Pharmaceuticals (b)                          15,728
                     Sugar Analysis Technology for Drug Design
         1,750,000   Genitope (b)(c)                                      15,225
                     Cancer Vaccine
         2,000,000   Cytokinetics (b)(c)                                  14,580
                     Drugs for Cancer & Heart Failure
         1,216,000   Rigel Pharmaceuticals (b)                            13,972
                     Drugs for Hay Fever, Asthma, Hepatitis & Cancer
           685,000   Tanox (b)                                            13,304
                     Drugs for Asthma & HIV
         2,300,000   Seattle Genetics (b)(c)                              11,868
                     Antibody-Based Therapies for Cancer
         1,328,000   Maxygen (b)                                          10,996
                     Molecular Breeding
         1,100,000   La Jolla Pharmaceutical (b)                           5,478
                     Lupus Treatment
         1,249,999   Perlegen Sciences (e)                                 3,375
                     Large Scale Gene Sequencing
           198,000   Tercica (b)                                           1,327
                     Drug to Treat Severe Short Stature In Children
         1,875,000   Locus Discovery, Series D, Pfd. (e)                     512
                     High Throughput Rational Drug Design
           359,944   Microdose (e)                                           166
                     Drug Inhalers
--------------------------------------------------------------------------------
                                                                         560,196
                     >SERVICES: 2.8%
         2,491,000   Lincare Holdings (b)                                 97,049
                     Home Health Care Services
         1,595,000   Charles River Laboratories (b)                       78,187
                     Pharmaceutical Research
         1,232,000   Coventry Health Care (b)                             66,503
                     HMO
         4,260,000   Gambro (Sweden)                                      50,876
                     Products for Renal & Blood Care
           510,000   OPG Groep (Netherlands)                              45,829
                     Healthcare Supplies & Pharmacies
         1,000,000   Rhoen-Klinikum (Germany)                             42,839
                     Hospital Management
         1,607,000   Serologicals (b)                                     39,307
                     Blood Collection & Antibody Production


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           900,000   United Surgical Partners (b)                        $31,869
                     Outpatient Surgery Center
           621,000   LCA Vision                                           31,118
                     Lasik Surgery Centers
           808,000   PRA International (b)                                20,030
                     Contract Research Organization
         1,433,000   Dendrite International (b)                           19,560
                     Software for Pharmaceutical Sales Force
           500,000   Merge Technologies (b)                                7,985
                     Radiology Information Systems
--------------------------------------------------------------------------------
                                                                         531,152
                     >MEDICAL SUPPLIES: 0.4%
           486,000   Techne (b)                                           29,228
                     Cytokines, Antibodies, Other Reagents For Life Sciences
           650,000   Owens & Minor                                        21,301
                     Distribution of Medical Supplies
         4,145,810   United Drug (Ireland)                                18,867
                     Irish Pharmaceutical Wholesaler & Outsourcer
--------------------------------------------------------------------------------
                                                                          69,396

                                                                       ---------
HEALTH CARE: TOTAL                                                     1,769,338

--------------------------------------------------------------------------------
ENERGY/MINERALS: 8.6%
                     >OIL/GAS PRODUCERS: 4.8%
         2,700,000   Ultra Petroleum (b)                                 168,238
                     Natural Gas Producer
         3,200,000   Western Gas Resources                               154,400
                     Oil & Coal Seam Gas Producer
         2,500,000   Talisman Energy (Canada)                            132,765
                     Oil & Gas Producer
         2,500,000   XTO Energy                                          108,925
                     Natural Gas Producer
         2,400,000   Equitable Resources                                  87,624
                     Natural Gas Producer & Utility
        13,500,000   Tullow Oil (United Kingdom)                          79,405
                     Oil & Gas Producer
         2,000,000   Southwestern Energy (b)                              64,380
                     Natural Gas Producer
         1,500,000   Range Resources                                      40,965
                     Oil & Gas Producer
           700,000   Denbury Resources (b)                                22,169
                     Oil Producer Using CO2 Injection
         3,200,000   Vaalco Energy (b)(c)                                 21,440
                     Oil & Gas Producer
         1,200,000   McMoran Exploration (b)                              21,408
                     Natural Gas Producer & Developer
--------------------------------------------------------------------------------
                                                                         901,719
                     >OIL SERVICES: 2.7%
         2,350,000   FMC Technologies (b)                                120,367
                     Oil & Gas Well Head Manufacturer
         2,300,000   Pride International (b)                              71,714
                     Offshore Drilling Contractor
         1,235,000   Fugro (Netherlands)                                  47,417
                     Survey & GPS Services
         2,000,000   Saipem (Italy)                                       46,261
                     Offshore Construction & Drilling
           750,000   Carbo Ceramics                                       42,682
                     Natural Gas Well Stimulants
         5,000,000   Newpark Resources (b)(c)                             41,000
                     Drilling Fluid Services to Oil

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >OIL SERVICES--CONTINUED
         1,600,000   Chicago Bridge & Iron                               $38,400
                     Engineering & Construction for Petrochemicals
         2,400,000   Key Energy Services (b)                              36,600
                     Well Workover Services
           700,000   Veritas DGC (b)                                      31,773
                     Geophysical Contractor
         1,140,000   Enerflex Systems (Canada) (c)                        27,244
                     Natural Gas Compressor
           168,000   Pioneer Drilling (b)                                  2,760
                     Drilling Contractor
--------------------------------------------------------------------------------
                                                                         506,218
                     >MINING: 0.7%
        13,100,000   UrAsia Energy (Canada)                               33,652
                     Uranium Mining in Kazakhstan
           900,000   Falconbridge (Canada)                                31,496
                     Diversified Mining Holding Company
           275,000   Sociedad Quimica Y Minera
                     de Chile (Chile)                                     31,213
                     Producer of Specialty Fertilizers, Lithium & Iodine
         2,900,000   Jubilee Gold Mines (Australia)                       16,148
                     Nickel Mining in Australia
         1,000,000   Ivanhoe Mines (Canada) (b)                            9,505
                     Copper Mining Project in Mongolia
--------------------------------------------------------------------------------
                                                                         122,014
                     >DISTRIBUTION/MARKETING/REFINING: 0.2%
           966,000   Atmos Energy                                         25,435
                     Natural Gas Utility
           435,000   Oneok                                                14,029
                     Natural Gas Utility, Marketing & Processing
--------------------------------------------------------------------------------
                                                                          39,464
                     >AGRICULTURAL COMMODITIES: 0.2%
           550,000   Aracruz Celulose (Brazil)                            29,117
                     Brazilian Hardwood Pulp Producer
--------------------------------------------------------------------------------


                                                                       ---------
ENERGY/MINERALS: TOTAL                                                 1,598,532

--------------------------------------------------------------------------------
OTHER INDUSTRIES: 4.5%
                     >REAL ESTATE: 3.3%
           650,000   SL Green Realty                                      65,975
                     Manhattan Office Buildings
         1,398,000   Forest City Enterprises, Cl. B                       65,916
                     Commercial & Residential Property Developer
         1,320,000   General Growth Properties                            64,508
                     Regional Shopping Malls
         1,400,000   Gaylord Entertainment (b)                            63,532
                     Convention Hotels
         4,825,000   Highland Hospitality (c)                             61,326
                     Hotel Owner
           635,000   Macerich Company                                     46,958
                     Regional Shopping Malls
         3,294,000   Diamondrock Hospitality 144A (c)(e)                  45,490
         1,000,000   Diamondrock Hospitality (c)                          13,810
                     Hotel Owner
           575,000   Federal Realty Investment Trust                      43,240
                     Shopping Centers
         1,020,000   Brandywine Realty                                    32,395
                     Office Buildings


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

         1,375,000   Crescent Real Estate Equities                       $28,971
                     Class A Office Buildings
         1,720,000   Kite Realty Group (c)                                27,434
                     Community Shopping Centers
           900,000   American Campus Communities (c)                      23,319
                     Student Housing
             4,100   Kenedix (Japan)                                      21,723
                     Real Estate Investment Management
           400,000   Parkway Properties                                   17,472
                     Office Buildings
            37,407   Security Capital European
                     Realty (Luxembourg) (e)                                 524
                     Self Storage Properties
--------------------------------------------------------------------------------
                                                                         622,593
>TRANSPORTATION: 0.5%
         1,238,000   Heartland Express                                    26,976
                     Regional Trucker
           800,000   Grupo Aeroportaurio
                     Del Sureste (Mexico)                                 26,704
                     Cancun & Cozumel Airport Operator
         1,086,000   JB Hunt                                              23,392
                     Trucking Conglomerate
        18,000,000   Comfort Del Gro (Singapore)                          18,703
                     Taxi & Mass Transit Service
--------------------------------------------------------------------------------
                                                                          95,775
>WASTE MANAGEMENT: 0.4%
         1,700,000   Waste Connections (b)                                67,677
                     Solid Waste Management
--------------------------------------------------------------------------------

>REGULATED UTILITIES: 0.3%
         1,650,000   Northeast Utilities                                  32,225
                     Regulated Electric Utility
           589,800   Red Electrica (Spain)                                18,994
                     Spanish Power Grid
--------------------------------------------------------------------------------
                                                                          51,219

                                                                      ----------
OTHER INDUSTRIES TOTAL                                                   837,264

                                                                      ----------
TOTAL COMMON STOCKS: 92.8% (D)                                        17,251,999
   (COST: $9,522,795)

PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 6.7%
$          186,107   Verizon Global Funding
                     4.57% - 4.76%
                     Due 4/11/06 - 5/8/06                               $185,498
           182,000   Aluminum Company America
                     4.56% - 4.78%
                     Due 4/6/06 - 5/16/06                                181,482
           164,893   Countrywide Financial Funding
                     4.60% - 4.80%
                     Due 4/13/06 - 5/19/06                               164,203
           120,000   Credit Suisse First Boston
                     4.60% - 4.68%
                     Due 4/19/06 - 5/1/06                                119,632
           111,000   American General Finance
                     4.62% - 4.78%
                     Due 4/18/06 - 05/17/06                              110,582
           106,000   Bell South Corp 4.74% - 4.77%
                     Due 5/9/06 - 5/15/06                                105,432
            86,000   American Express Credit Corp
                     4.54% - 4.56%
                     Due 4/05/06 - 4/10/06                                85,934
            76,000   Bayer Corp 4.58% - 4.77%
                     Due 4/12/06 - 5/11/06                                75,777
            51,000   Marshall + Ilsley Corp
                     4.62% - 4.66%
                     Due 4/17/06 - 4/26/06                                50,864
            50,000   Toyota Motor Credit 4.55%
                     Due 4/4/06                                           49,981
            33,000   General Electric Capital Corporation
                     4.52% Due 4/3/06                                     32,992


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

$           33,000   AIG Funding 4.63% Due 4/21/06                       $32,915
            28,000   General Electric Capital Services
                     4.77% Due 5/18/06                                    27,826
            20,000   Citigroup Funding 4.57% Due 4/6/06                   19,986
             6,058   Repurchase Agreement with
                       State Street Bank & Trust
                       dated 3/31/06, Due 4/3/06
                       at 4.50% collateralized by
                       Federal Home Loan Bank,
                       maturing 12/20/06
                       market value $6,180
                       (repurchase proceeds: $6,060)                       6,058
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $1,249,162)                      1,249,162

TOTAL INVESTMENTS: 99.5%
                                                                     -----------
   (COST: $10,771,957) (A)                                            18,501,161


CASH AND OTHER ASSETS LESS LIABILITIES: 0.5%                              83,723

                                                                     -----------
TOTAL NET ASSETS: 100%                                               $18,584,884
================================================================================



--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At March 31, 2006, for federal income tax purposes cost of investments was $10,771,957 and net unrealized appreciation was $7,729,204 consisting of gross unrealized appreciation of $7,962,019 and gross unrealized depreciation of $232,815.

(b)  Non-income producing security.

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

   Christopher & Banks                10.35%                  Fleetwood Enterprises              6.56%
   AnswerThink                        10.17                   Diamondrock Hospitality            6.54
   Actuate                             9.98                   Forward Air                        6.37
   Spartech                            9.82                   Salem Communications               6.29
   New Horizons Worldwide              9.80                   Navigant Consulting                6.24
   Gibraltar Industries                9.60                   Clarcor                            6.22
   Indus International                 9.54                   Kite Realty Group                  6.01
   Igate Capital                       9.45                   Electric City                      5.82
   World Acceptance                    9.27                   Sports Authority                   5.74
   West Coast Bancorp                  8.97                   CityBank Lynnwood                  5.67
   Skillsoft Publishing                8.85                   First Mutual Bancshares            5.64
   RC2                                 8.65                   Cytokinetics                       5.62
   Esco Technologies                   8.58                   IXYS                               5.60
   Glacier Bancorp                     8.42                   Newpark Resources                  5.59
   Watsco                              8.24                   II VI                              5.58
   Pozen                               8.23                   Vaalco Energy                      5.55
   Highland Hospitality                8.16                   Seattle Genetics                   5.41
   Bally Technologies (formerly known as                      Anchor Bancorp Wisconsin           5.39
     Alliance Gaming)                  7.48                   Genitope                           5.33
   Datascope                           7.15                   Rogers                             5.33
   Kronos                              7.06                   AFC Enterprises                    5.28
   ICU Medical                         7.05                   American Campus Communities        5.23
   Princeton Review                    7.03                   Oxford Industries                  5.21
   Concurrent Computer                 7.00                   Gaiam                              5.20
   Shuffle Master                      6.98                   Mine Safety Appliances             5.19
   Genlyte Group                       6.77                   Coinstar                           5.18
   Nuco2                               6.69                   Excel Technologies                 5.18
   Vital Signs                         6.66                   JDA Software                       5.14
   DOV Pharmaceuticals                 6.61                   Enerflex Systems                   5.03
   Seachange International             6.58

The aggregate cost and value of these companies at March 31, 2006, was $1,626,873 and $2,589,710 respectively. Investments in affiliate companies represent 13.93% of total net assets at March 31, 2006. Investment activity and income amounts relating to affiliates during the three months ended March 31, 2006 were as follows:


                     Dividend Income                      $     4,753
                     Net realized gain or loss            $    (1,510)
                     Change in unrealized gain or loss    $(1,482,752)

                     Purchases                            $   121,477
                     Proceeds from sales                  $     4,915

In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the fund owning more than 5% of the outstanding shares of certain issues at March 31, 2006. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the period, as well as prior period investment holdings that became affiliates during the current period.

(d) On March 31, 2006, the market value of foreign securities (in thousands) represents 14.53% of total net assets. The Fund's foreign portfolio was diversified as follows:

                        Value          Percent                                  Value          Percent
==============================================          ==============================================
   Canada            $376,749            2.03%             Australia          $48,813            0.26%
   France             265,914            1.43              South Korea         41,146            0.22
   Netherlands        233,870            1.26              Israel              36,538            0.20
   Japan              191,866            1.03              Czech Republic      34,803            0.19
   United Kingdom     182,696            0.98              Spain               32,781            0.18
   Ireland            180,123            0.97              Chile               31,213            0.17
   Sweden             153,590            0.83              Mexico              26,704            0.14
   Switzerland        134,911            0.73              South Africa        21,812            0.12
   Germany            112,321            0.60              Austria             21,377            0.11
   Hong Kong           81,002            0.44              Bahamas             21,011            0.11
   Brazil              79,784            0.43              Singapore           18,703            0.10
   Taiwan              75,899            0.41              China               18,316            0.10
   Italy               71,064            0.38              Greece              17,814            0.10
   Argentina           65,041            0.35              New Zealand         14,846            0.08
   India               51,177            0.27              Finland              7,892            0.04
   Denmark             49,489            0.27              Luxembourg             524            0.00
                                                                           ----------          -------
                                                           Total Foreign
                                                             Portfolio     $2,699,789           14.53%
                                                                           ==========          =======



(e) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities, except for Diamondrock Hospitality, are valued in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. At March 31, 2006, these securities (in thousands) amounted to $21,930, which represents 0.12% of total net assets.

     Additional information on these securities is as follows:

                                 ACQUISITION
SECURITY                             DATES           SHARES            COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
Diamondrock Hospitality            06/29/04       1,000,000              $10,000             $13,810
Locus Discovery, Series D, Pfd.    09/05/01       1,875,000                7,500                 512
Microdose                          11/24/00         359,944                2,005                 166
Perlegen Sciences                  03/30/01       1,249,999                4,500               3,375
Security Capital
  European Realty              08/20/98-11/12/99     37,407                  748                 524
Vital Stream                       02/03/06       1,621,872                2,108               3,543
                                                                         -------             -------
                                                                         $26,861             $21,930
                                                                         =======             =======

Columbia Acorn International
        >Statement of Investments (Unaudited), March 31, 2006


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 96.1%
--------------------------------------------------------------------------------
EUROPE: 57.3%
                     UNITED KINGDOM/IRELAND: 15.3%
         1,850,000   Northern Rock                                       $38,060
                     Lowest Cost Mortgage Bank in UK
         6,370,000   Tullow Oil                                           37,467
                     Oil & Gas Producer
         2,260,000   Anglo Irish Bank (Ireland)                           37,251
                     Small Business & Middle Market Banking
         2,000,000   Bank of Ireland (Ireland)                            37,199
                     Irish Commercial Bank
         2,800,000   Paragon Group                                        35,805
                     UK Buy-to-Let Finance Company
         2,000,000   IAWS (Ireland)                                       34,683
                     Baked Goods
         6,856,625   United Drug (Ireland)                                31,203
                     Irish Pharmaceutical Wholesaler & Outsourcer
         2,350,000   Grafton Group (Ireland)                              30,847
                     Building Materials Wholesaling & DIY Retailing
         1,850,000   Expro International                                  23,821
                     Offshore Oil Field Services
         1,200,000   Northgate                                            23,667
                     Light Commercial Vehicle Rental Specialist
         7,200,000   RPS Group                                            22,500
                     Environmental Consulting & Planning
         1,050,000   Kensington                                           21,658
                     Non-Conforming Mortgage Company
         4,200,000   Taylor Nelson                                        18,395
                     Market Research
         1,150,000   Kingspan Group (Ireland)                             17,562
                     Building Insulation & Environmental Containers
         3,550,000   BBA Group                                            17,321
                     Aviation Support Services & Non-Woven Materials
         2,500,000   C&C Group (Ireland)                                  16,966
                     Irish Beverage & Snack Company
           775,000   Novolipetsk Steel Works (b)                          15,878
                     Vertically Integrated Steel Producer
           600,000   Intermediate Capital                                 14,843
                     European Provider of Mezzanine Capital
         2,450,000   Workspace Group                                      14,378
                     Real Estate
         1,800,000   Ulster Television                                    13,769
                     Irish Television & Radio Station Operator
         2,000,000   Bloomsbury Publishing                                12,162
                     Book Publisher
           720,000   Paddy Power (Ireland)                                11,515
                     Irish Betting Services
         1,300,000   Keller Group                                         10,389
                     International Ground Engineering Specialist
           450,000   Viridian                                              7,672
                     Northern Ireland Electric Utility
--------------------------------------------------------------------------------
                                                                         545,011
                     >FRANCE: 10.7%
           700,000   April Group                                          35,611
                     Insurance Policy Construction
         2,200,000   SES Global                                           35,035
                     Satellite Broadcasting Services


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           390,000   Iliad                                               $32,906
                     High Speed Internet Service Provider
           408,000   Rubis                                                30,901
                     Tank Storage & LPG Supplier
           300,000   Essilor International                                26,730
                     Eyeglass Lenses
           236,000   Neopost                                              25,656
                     Postage Meter Machines
           423,000   Trigano                                              23,756
                     Leisure Vehicles & Camping Equipment
           205,000   Pierre & Vacances                                    21,617
                     Vacation Apartment Lets
           300,000   Norbert Dentressangle                                20,215
                     Transport
           240,000   Imerys                                               20,193
                     Industrial Minerals Producer
            20,000   Vallourec                                            19,302
                     Oil, Gas & Industrial Seamless Tubes
           120,000   Ciments Francais                                     18,802
                     Leading French & Emerging Markets Cement Producer
           340,000   Carbone Lorraine                                     18,192
                     Advanced Industrial Materials
           320,000   Eurofins Scientific (b)                              18,177
                     Food Screening & Testing
           150,000   Bacou Dalloz                                         16,705
                     Safety Equipment
           550,000   Metropole TV                                         16,341
                     Television Broadcaster
--------------------------------------------------------------------------------
                                                                         380,139
                     >GERMANY/AUSTRIA: 8.3%
           900,000   Rhoen-Klinikum                                       38,555
                     Hospital Management
           275,000   Wincor Nixdorf                                       34,638
                     Retail POS Systems & ATM Machines
         1,675,000   Depfa Bank                                           29,828
                     Investment Banker to Public Authorities
            27,500   Porsche                                              26,305
                     Specialty Automobile Manufacturer
           775,000   CTS Eventim                                          26,110
                     Event Ticket Sales
           300,000   Bilfinger Berger                                     19,668
                     Construction & Related Services
           450,000   Hugo Boss Designs                                    18,951
                     Fashion Apparel
           415,000   GFK                                                  18,050
                     Market Research Services
           260,000   Grenkeleasing                                        17,563
                     Financing for IT Equipment
           320,000   Vossloh                                              16,342
                     Rail Infrastructure & Diesel Locomotives
           300,000   Wienerberger (Austria)                               15,089
                     Bricks & Clay Roofing Tiles
           100,000   Deutsche Boerse                                      14,411
                     Trading, Clearing & Settlement Services
                     for Financial Markets
           870,000   Takkt                                                13,748
                     Mail Order Retailer of Office & Warehouse Durables

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >GERMANY/AUSTRIA--CONTINUED
           260,000   Deutsche Beteiligungs                                $5,260
                     Private Equity Investment Management
--------------------------------------------------------------------------------
                                                                         294,518
                     >NETHERLANDS: 8.0%
           684,000   USG People                                           49,475
                     Temporary Staffing Services
         1,245,000   Fugro                                                47,801
                     Survey & GPS services
           550,000   Aalberts Industries                                  40,530
                     Flow Control & Heat Treatment
           327,000   OPG Groep                                            29,385
                     Healthcare Supplies & Pharmacies
           237,000   Koninklijke Ten Cate                                 27,860
                     Advanced Textiles & Industrial Fabrics
           330,000   Smit International                                   25,395
                     Harbor & Offshore Towage & Marine Services
           474,000   IM Tech                                              24,233
                     Engineering & Technical Services
           475,000   Sligro Food Group                                    22,450
                     Food Service & Wholesaling
           890,000   Unit 4 Aggresso (b)                                  16,611
                     Business & Security Software
--------------------------------------------------------------------------------
                                                                         283,740
                     >SWITZERLAND: 4.4%
            95,000   Kuehne & Nagel                                       30,791
                     Freight Forwarding/Logistics
            30,000   Geberit International                                28,623
                     Plumbing Supplies
            24,000   Sika                                                 24,642
                     Chemicals for Construction & Industrial Applications
           215,000   Synthes                                              23,524
                     Products for Orthopedic Surgery
           300,000   Schindler                                            15,996
                     Elevator Manufacturer & Service Provider
           130,000   BKW Energie                                          11,667
                     Electric Utility
            15,000   Givaudan                                             11,531
                     Fragrances & Flavors
           275,000   Logitech (b)                                         10,948
                     Branded Peripheral Computer Devices
--------------------------------------------------------------------------------
                                                                         157,722
                     >SWEDEN: 3.5%
         1,230,000   Hexagon                                              41,665
         1,230,000   Hexagon Rights (b)                                    4,185
                     Measurement Equipment & Polymers
         2,100,000   Tele2 AB                                             24,808
                     European Cellular & Reseller Telephone Services
         2,042,000   Gambro                                               24,387
                     Products for Renal & Blood Care
           755,000   Nobia                                                19,559
                     Kitchen Cabinet Manufacturing & Distribution
           380,000   Sweco                                                10,915
                     Nordic Infrastructure/Environment Consulting
--------------------------------------------------------------------------------
                                                                         125,519


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                     >ITALY: 2.6%
           400,000   Banca Italease                                      $19,710
                     Italian Leasing & Factoring Leader
         2,120,000   Davide Campari                                       18,659
                     Spirits & Wine
         6,000,000   Cir Compagnie                                        18,074
                     Italian Holding Company
           170,000   Amplifon                                             14,815
                     Hearing Aid Retailer
           345,000   Sabaf                                                 9,838
                     Supplier to White Goods OEMS
         6,400,000   Ducati Motor (b)                                      8,065
                     Motorcycles & Related Merchandise
           275,000   Granitifiandre                                        2,763
                     Innovative Stoneware
--------------------------------------------------------------------------------
                                                                          91,924
                     >SPAIN: 1.0%
           620,000   Red Electrica                                        19,966
                     Spanish Power Grid
           370,000   Abengoa                                               9,072
                     Engineering & Construction
           120,000   Bankinter                                             8,272
                     Mortgage Lender
--------------------------------------------------------------------------------
                                                                          37,310
                     >RUSSIA: 0.9%
           700,000   RBC Information Systems (b)                          21,560
                     Financial Information, Media, & IT Services
           370,000   Mechel Steel Group                                    9,509
                     Coking Coal
--------------------------------------------------------------------------------
                                                                          31,069
                     >CZECH REPUBLIC: 0.7%
           183,000   Komercni Banka                                       25,476
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------

                     >GREECE: 0.7%
           930,000   Intralot                                             24,010
                     Lottery & Gaming Systems/Services
--------------------------------------------------------------------------------

                     >DENMARK: 0.5%
           280,000   Novozymes                                            18,982
                     Industrial Enzymes
--------------------------------------------------------------------------------

                     >FINLAND: 0.5%
         1,756,000   Jaakko Poyry                                         18,726
                     Engineering Consultants in Forestry, Energy
--------------------------------------------------------------------------------

                     >POLAND: 0.2%
           201,000   Central European Distribution (b)                     7,728
                     Vodka Production & Alcohol Distribution
--------------------------------------------------------------------------------


                                                                       ---------
EUROPE: TOTAL                                                          2,041,874

Columbia Acorn International
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

ASIA: 23.6%
                     >JAPAN: 15.4%
            43,500   Jupiter Telecommunications (b)                      $30,763
                     Largest Cable Service Provider in Japan
         1,272,000   Ushio                                                30,326
                     Industrial Light Sources
           868,000   Park 24                                              29,664
                     Parking Lot Operator
           546,000   Daito Trust Construction                             28,490
                     Apartment Builder
           900,000   Shimano                                              27,052
                     Bicycle Components & Fishing Tackle
           718,000   Ito En                                               25,138
                     Bottled Tea & Other Beverages
           500,000   Aeon Mall                                            24,845
                     Suburban Shopping Mall Developer, Owner & Operator
           600,000   Hoya                                                 24,225
                     Opto-Electrical Components & Eyeglass Lenses
           453,000   Hogy Medical                                         24,175
                     Disposable Surgical Products
           350,000   USS                                                  23,877
                     Used Car Auctioneer
           785,000   JSR                                                  23,354
                     Films & Chemicals for LCD Screens & Electronics
             4,310   Kenedix                                              22,836
                     Real Estate Investment Management
           220,000   Fast Retailing                                       21,525
                     Apparel Retailer
         2,000,000   Chiba Bank                                           17,796
                     Regional Bank
           710,000   Sato                                                 17,000
                     Bar Code Printers & Supplies
             2,960   Risa Partners                                        15,959
                     NPL & Real Estate Related Investment
           475,000   Meitec                                               15,632
                     R&D Staffing Services
           965,000   T. Hasegawa                                          15,047
                     Flavors & Fragrances
           918,000   Toyo Technica                                        14,625
                     Value Added Reseller of Imported Instrumentation
         2,248,000   Hiroshima Bank                                       13,332
                     Regional Bank
         1,500,000   Fukuoka Bank                                         12,633
                     Regional Bank
           430,000   Yusen Air & Sea Service                              12,360
                     Airfreight Logistics
             1,650   Japan Pure Chemical                                  12,078
                     Precious Metal Plating Chemicals for Electronics
               960   Osaka Securities                                     11,913
                     Osaka Securities Exchange
           454,000   F.C.C.                                               10,085
                     Auto/Motorcycle Clutches
         1,230,000   Kamigumi                                              9,795
                     Port Cargo Handling & Logistics
           450,200   Ain Pharmaciez                                        9,085
                     Dispensing Pharmacy/Drugstore Operator
           343,000   Nagaileben                                            9,064
                     Medical/Healthcare Related Clothes


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >JAPAN--CONTINUED
           321,100   Kintetsu World Express                               $8,433
                     Airfreight Logistics
           882,000   Kansai Paint                                          8,090
                     Paint Producer in Japan, India, China & Southeast Asia
             7,000   Diamond City                                            323
                     Suburban Shopping Mall Developer & Operator
--------------------------------------------------------------------------------
                                                                         549,520
                     >HONG KONG/CHINA: 2.5%
         6,000,000   Hong Kong Exchanges & Clearing                       36,058
                     Hong Kong Equity & Derivatives Operator
        14,000,000   Techtronic Industries                                25,122
                     Power Tools & Motorized Appliances
        45,000,000   Global Bio-Chem Technology
                     Group (China)                                        23,549
                     Refiner of Corn-Based Commodities
        13,483,000   Linmark                                               3,127
                     Global Sourcing Agent of Consumer Goods
--------------------------------------------------------------------------------
                                                                          87,856
                     >TAIWAN: 2.4%
         3,244,000   Novatek Microelectronics                             22,961
                     LCD Related Integrated Chip Designer
         6,822,000   Advantech                                            18,881
                     Embedded Computers
        18,300,000   Phoenixtec Power                                     17,840
                     Uninterruptible Power Supplies
         6,300,000   Wah Lee Industrial                                   13,390
                     Distributor of Chemicals, Materials & Equipment
         7,186,000   Springsoft Systems                                   10,952
                     Electronic Design Automation Software
         1,976,000   Bank of Kaohsiung                                       881
                     Commercial Banking
--------------------------------------------------------------------------------
                                                                          84,905
                     >INDIA: 1.1%
         1,300,000   Housing Development Finance                          39,136
                     Premier Mortgage Lender in India
--------------------------------------------------------------------------------

                     >SOUTH KOREA: 1.0%
           250,000   Hyundai Mobis                                        22,122
                     Auto Parts
           100,000   Samsung Fire & Marine                                13,199
                     Non-Life Insurance
--------------------------------------------------------------------------------
                                                                          35,321
                     >INDONESIA: 0.6%
        20,000,000   Perusahaan Gas Negara                                22,061
                     Gas Pipeline Operator
--------------------------------------------------------------------------------

                     >SINGAPORE: 0.6%
        20,000,000   Comfort Del Gro                                      20,781
                     Taxi & Mass Transit Service
--------------------------------------------------------------------------------


                                                                         -------
ASIA: TOTAL                                                              839,580

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

OTHER COUNTRIES: 9.0%
                     >CANADA: 4.3%
         1,370,000   Rona (b)                                            $26,148
                     Leading Canadian DIY Retailer
           385,000   Talisman Energy                                      20,446
                     Oil & Gas Producer
           639,000   Alliance Atlantis Communication (b)                  19,260
                     CATV Channels, TV/Movie Production/Distribution
         1,190,000   Shawcor                                              18,596
                     Oil & Gas Pipeline Products
           400,000   Falconbridge                                         13,998
                     Diversified Mining Holding Company
         5,300,000   UrAsia Energy                                        13,615
                     Uranium Mining in Kazakhstan
         1,100,000   Kinross Gold (b)                                     11,990
                     Gold Mining
         2,000,000   Northern Orion Resources (b)                          9,008
                     Copper & Gold in Argentina
           850,000   Ivanhoe Mines (b)                                     8,079
                     Copper Mining Project in Mongolia
         2,036,000   Railpower Technologies 144A (b)(c)(d)                 7,845
           789,000   Railpower Technologies (b)(c)                         3,040
                     Hybrid Locomotives
--------------------------------------------------------------------------------
                                                                         152,025
                     >AUSTRALIA/NEW ZEALAND: 3.2%
         3,000,000   Billabong International                              32,665
                     Action Sports Apparel Brand Manager
         4,028,250   ABC Learning Center                                  24,000
                     Childcare Centers
           350,000   Perpetual Trustees                                   17,027
                     Mutual Fund Manager
         5,000,000   Sky City Entertainment
                     (New Zealand)                                        16,496
                     Casino/Entertainment Complex
           530,000   Major Drilling Group International                   12,825
                     Mining Exploration Driller
         2,000,000   Jubilee Gold Mines                                   11,137
                     Nickel Mining in Australia
--------------------------------------------------------------------------------
                                                                         114,150
                     >SOUTH AFRICA: 1.5%
         4,500,000   Edgars Consolidated Stores                           28,043
                     Leading Retail Conglomerate
           140,000   Impala Platinum                                      26,342
                     Platinum Group Metals Mining & Refining
--------------------------------------------------------------------------------
                                                                          54,385

                                                                         -------
OTHER COUNTRIES: TOTAL                                                   320,560

--------------------------------------------------------------------------------
LATIN AMERICA: 6.2%
                     >BRAZIL: 3.9%
         3,200,000   Natura Cosmeticos                                    38,092
                     Direct Retailer of Cosmetics
         3,215,000   Suzano                                               22,018
                     Pulp & Paper Producer
        10,600,000   Caemi Mine                                           18,761
                     Iron Ore/Kaolin Producer
         1,000,000   Porto Seguro (b)                                     17,421
                     Auto & Life Insurance


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           280,000   America Latina Logistics                            $17,338
                     Rail Operator in Brazil & Argentina
           590,000   Diagnosticos (b)                                     15,268
                     Medical Diagnostic Services
           500,000   Ultrapar                                              8,780
                     Specialty Chemicals & Liquid Propane Gas Distribution
--------------------------------------------------------------------------------
                                                                         137,678
                     >MEXICO: 1.4%
         4,500,000   Consorcio ARA                                        20,057
                     Affordable Housing Builder
           500,000   Grupo Aeroportaurio Del Sureste                      16,690
                     Cancun & Cozumel Airport Operator
         1,400,000   URBI Desarrollo (b)                                  10,678
                     Affordable Housing Builder
           100,000   Grupo Aeroportaurio Del Pacifica (b)                  3,195
                     Mexican Airport Operator
--------------------------------------------------------------------------------
                                                                          50,620
                     >CHILE: 0.5%
           160,000   Sociedad Quimica Y Minera de Chile                   18,160
                     Producer of Specialty Fertilizers, Lithium & Iodine
                     CorpBanca
                     Consumer & SME Banking
--------------------------------------------------------------------------------
                                                                          18,160
                     >ARGENTINA: 0.4%
            70,000   Tenaris                                              12,647
                     Oil, Gas & Industrial Seamless Tubes
--------------------------------------------------------------------------------


                                                                         -------
LATIN AMERICA: TOTAL                                                     219,105

                                                                      ----------
TOTAL COMMON STOCKS: 96.1%                                             3,421,119
   (COST: $2,151,156)

Columbia Acorn International
        >Statement of Investments (Unaudited), continued

PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.1%
$           54,000   HSBC Finance Corp
                     4.69%-4.72% Due 4/4/06 - 4/6/06                     $53,975
            52,000   American General Finance
                     4.75%-4.77% Due 4/3/06 - 4/6/06                      51,978
             4,332   Repurchase Agreement with
                       State Street Bank & Trust
                       dated 3/31/06, Due 4/3/06
                       at 4.50% collateralized by
                       U.S. Government
                       Obligations with various
                       maturities to
                       12/28/06 market value $4,419
                       (repurchase proceeds: $4,334)                       4,332
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $110,285)                          110,285

TOTAL INVESTMENTS: 99.2%
                                                                       ---------
   (COST: $2,261,441) (A)(E)                                           3,531,404


CASH AND OTHER ASSETS LESS LIABILITIES: 0.8%                              27,885


TOTAL NET ASSETS: 100%                                                $3,559,289
================================================================================



--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

*Security Valuation:

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At March 31, 2006, for federal income tax purposes cost of investments was $2,261,441 and net unrealized appreciation was $1,269,963 consisting of gross unrealized appreciation of $1,303,960 and gross unrealized depreciation of $33,997.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following company:

     Railpower Technologies     5.16%

     The aggregate cost and value of these companies at March 31, 2006, was $13,267 and $10,885 respectively. Investments in affiliate companies represent 0.31% of total net assets at March 31, 2006. Investment activity and income amounts relating to affiliates during the three months ended March 31, 2006, were as follows:

                     Dividend Income                      $       --
                     Net realized gain or loss            $       --
                     Change in unrealized gain or loss    $   (4,696)

                     Purchases                            $    1,869
                     Proceeds from sales                  $        2

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. At March 31, 2006, these securities (in thousands) amounted to $7,845 which represents 0.22% of total net assets.

     Additional information on these securities is as follows:

                                      ACQUISITION
   SECURITY                               DATES             SHARES          COST (000)       VALUE (000)
--------------------------------------------------------------------------------------------------------
   Railpower Technologies 144A     11/10/05 - 11/18/05    2,036,000           $9,220           $7,845

(e) On March 31, 2006, the Fund's total investments were denominated in currencies as follows:

                                                % of
                                               Total
     Currency                  Value      Net Assets
     ===============================================
     Euro                 $1,347,593           37.9%
     Japanese Yen            549,519           15.4
     British Pounds          311,907            8.8
     US Dollar               215,652            6.0
     Other currencies less
       than 5% of total
       net assets          1,106,733           31.1
                          ----------        -------
                          $3,531,404           99.2%
                          ==========        =======

Columbia Acorn USA
        >Statement of Investments (Unaudited), March 31, 2006


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                                                            COMMON STOCKS: 90.3%
--------------------------------------------------------------------------------
INFORMATION: 31.0%
                     >BUSINESS/CONSUMER SOFTWARE: 7.3%
           455,200   Micros Systems (b)                                  $20,971
                     Information Systems for Restaurants & Hotels
           454,900   Avid Technology (b)                                  19,770
                     Digital Nonlinear Editing Software & Systems
           500,650   Kronos (b)                                           18,719
                     Labor Management Solutions
         1,850,000   Novell (b)                                           14,208
                     Directory, Operating System & Identity
                     Management Software
           723,800   JDA Software (b)                                     10,452
                     Applications/Software & Services for Retailers
           405,800   SSA Global Technologies (b)                           6,505
                     Enterprise Resource Planning (ERP) Software
           327,200   Parametric Technology (b)                             5,343
                     Engineering Software & Services
           242,000   MRO Software (b)                                      3,862
                     Enterprise Maintenance Software
           118,600   Progress Software (b)                                 3,450
                     Application Development Software
            59,300   Witness Systems (b)                                   1,506
                     Customer Experience Management Software
            83,500   Webmethods (b)                                          703
                     Enterprise Applications Integration (EAI) Tools
            30,400   Concur Technologies (b)                                 563
                     Web Enabled Enterprise Applications
--------------------------------------------------------------------------------
                                                                         106,052
                     >TELECOMMUNICATION SERVICES: 6.6%
         1,005,000   Crown Castle International (b)                       28,492
                     Communication Towers
           356,605   Alltel                                               23,090
                     Cellular & Wireline Telephone Services
           506,000   American Tower (b)                                   15,342
                     Communication Towers in USA & Mexico
           786,000   Time Warner Telecom (b)                              14,109
                     Fiber Optic Data/Telephone Service Provider
         1,633,000   Dobson Communications (b)                            13,097
                     Rural & Small City Cellular Telephone Services
            50,000   Commonwealth Telephone                                1,722
                     Rural Phone Franchises & Competitive Telco
--------------------------------------------------------------------------------
                                                                          95,852
                     >COMPUTER HARDWARE/SEMICONDUCTORS/
                      RELATED EQUIPMENT: 5.5%
           228,300   Nice Systems (Israel) (b)                            11,634
                     Audio & Video Recording Solutions
         1,050,000   Entegris (b)                                         11,172
                     Semiconductor Wafer Shipping & Handling Products
           683,490   Integrated Device Technology (b)                     10,157
                     Communications Semiconductors
           260,000   Intermec (formerly known as Unova) (b)                7,933
                     Bar Code & Wireless Lan Systems
           435,000   II VI (b)                                             7,869
                     Laser Components


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           147,800   Amphenol                                             $7,712
                     Electronic Connectors
           584,000   Symbol Technologies                                   6,179
                     Mobile Computers & Barcode Scanners
            99,000   Zebra Technologies (b)                                4,427
                     Bar Code Printers
           424,100   Seachange International (b)                           3,295
                     Systems for Video on Demand & Ad Insertion
           100,000   Belden CDT                                            2,723
                     Specialty Cable
            70,000   Littelfuse (b)                                        2,389
                     Little Fuses
            40,000   Rogers (b)                                            2,179
                     PCB Laminates & High Performance Foams
            90,000   Netgear (b)                                           1,711
                     Networking Products for Small Business & Home
--------------------------------------------------------------------------------
                                                                          79,380
                     >TELECOMMUNICATIONS EQUIPMENT: 2.2%
         1,610,000   Tellabs (b)                                          25,599
                     Telecommunications Equipment
           310,000   Andrew (b)                                            3,807
                     Wireless Infrastructure Equipment
           323,500   Symmetricom (b)                                       2,766
                     Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                          32,172
                     >BUSINESS INFORMATION/BUSINESS SERVICES/PUBLISHING: 1.6%
           530,000   Ceridian (b)                                         13,488
                     HR Services & Payment Processing
           104,800   Getty Images (b)                                      7,847
                     Photographs for Publications & Electronic Media
            98,300   Navigant Consulting (b)                               2,099
                     Financial Consulting Firm
            13,850   Triple Crown Media (b)                                   82
                     Newspapers, Paging & Collegiate Sports Marketing
--------------------------------------------------------------------------------
                                                                          23,516
                     >TRANSACTION PROCESSORS: 1.5%
           423,280   Global Payments                                      22,438
                     Credit Card Processor
--------------------------------------------------------------------------------

                     >BROADCASTING: 1.5%
           955,000   Entravision Communications (b)                        8,748
                     Spanish Language TV, Radio & Outdoor
           511,100   Salem Communications (b)                              7,672
                     Radio Stations for Religious Programming
           705,500   Spanish Broadcasting (b)                              3,901
                     Spanish Language Radio Stations
           138,500   Gray Television                                       1,163
                     Mid Market Affiliated TV Stations
            98,100   Saga Communications (b)                                 949
                     Radio Stations in Small & Mid-sized Cities
--------------------------------------------------------------------------------
                                                                          22,433

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >INTERNET: 1.3%
           980,000   Cnet Networks (b)                                   $13,926
                     Internet Advertising on Niche Websites
           285,000   ValueClick (b)                                        4,822
                     Internet Advertising
--------------------------------------------------------------------------------
                                                                          18,748
                     >COMPUTER SERVICES: 1.0%
         1,005,500   AnswerThink Consulting (b)                            6,465
                     I/T Integration & Best Practice Research
           786,000   RCM Technologies (b)(c)                               5,078
                     Technology Engineering Services
            45,000   SRA International (b)                                 1,698
                     Government I/T Services
           235,000   Igate Capital (b)                                     1,386
                     I/T & BPO Outsourcing Services
--------------------------------------------------------------------------------
                                                                          14,627
                     >TELEVISION PROGRAMMING/CATV: 1.0%
         2,375,653   Gemstar TV Guide International (b)                    7,341
                     TV Program Guides & CATV Programming
           460,000   Lions Gate Entertainment (b)                          4,669
                     Film & TV Studio
           140,000   Discovery Holding (b)                                 2,100
                     CATV Programming
--------------------------------------------------------------------------------
                                                                          14,110
                     >INSTRUMENTATION: 0.9%
           140,000   Mettler Toledo (b)                                    8,448
                     Laboratory Equipment
            90,000   Trimble Navigation (b)                                4,054
                     GPS-Based Instruments
--------------------------------------------------------------------------------
                                                                          12,502
                     >CONTRACT MANUFACTURING: 0.3%
           131,100   Plexus (b)                                            4,925
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------

                     >GAMING EQUIPMENT: 0.2%
            98,500   Shuffle Master (b)                                    3,520
                     Card Shufflers & Casino Games
--------------------------------------------------------------------------------

                     >ELECTRONICS DISTRIBUTION: 0.1%
            28,000   CDW                                                   1,648
                     Technology Reseller
--------------------------------------------------------------------------------


                                                                         -------
INFORMATION: TOTAL                                                       451,923

--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 16.8%
                     >RETAIL: 5.8%
           398,000   Abercrombie & Fitch                                  23,203
                     Teen Apparel Retailer
           486,250   Christopher & Banks                                  11,286
                     Women's Apparel Retailer
           253,000   Chico's FAS (b)                                      10,282
                     Women's Specialty Retailer
           428,000   Petco Animal Supplies (b)                            10,088
                     Pet Supplies & Services


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

           224,500   Ann Taylor Stores (b)                                $8,259
                     Women's Apparel Retailer
           203,000   Michaels Stores                                       7,629
                     Craft & Hobby Specialty Retailer
           200,000   Aeropostale (b)                                       6,032
                     Mall Based Teen Retailer
           105,000   Sports Authority (b)                                  3,874
                     Sporting Goods Stores
            95,000   Genesco (b)                                           3,695
                     Multi-Concept Branded Footwear Retailer
--------------------------------------------------------------------------------
                                                                          84,348
                     >APPAREL: 2.8%
           529,200   Oxford Industries                                    27,058
                     Branded & Private Label Apparel
           222,200   Coach (b)                                             7,684
                     Designer & Retailer of Branded Leather Accessories
           205,000   True Religion Apparel (b)                             3,786
                     Premium Denim
            40,100   Carter's (b)                                          2,706
                     Children's Branded Apparel
--------------------------------------------------------------------------------
                                                                          41,234
                     >CONSUMER SERVICES: 2.5%
           416,000   ITT Educational Services (b)                         26,645
                     Postsecondary Degree Program
           387,700   Central Parking                                       6,203
                     Owner, Operator & Manager of Parking Lots & Garages
            60,000   Weight Watchers                                       3,084
                     Weight Loss Programs
--------------------------------------------------------------------------------
                                                                          35,932
                     >ENTERTAINMENT/LEISURE PRODUCTS: 2.2%
           301,300   International Speedway Motors                        15,336
                     Largest Motorsport Racetrack Owner & Operator
           195,500   Speedway Motorsports                                  7,470
                     Motorsport Racetrack Owner & Operator
           106,000   Polaris Industries                                    5,783
                     Leisure Vehicles & Related Products
           195,000   Callaway Golf                                         3,354
                     Premium Golf Clubs & Balls
--------------------------------------------------------------------------------
                                                                          31,943
                     >NONDURABLES: 1.5%
           461,400   Scotts Miracle Grow                                  21,114
                     Consumer Lawn & Garden Products
           100,000   Prestige Brands (b)                                   1,217
                     OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                          22,331
                     >RESTAURANTS: 0.8%
           225,000   Sonic (b)                                             7,904
                     Drive-in Restaurants
            68,800   Red Robin Gourmet (b)                                 3,247
                     Casual Dining Restaurants
--------------------------------------------------------------------------------
                                                                          11,151
                     >FURNITURE: 0.7%
           106,000   HNI                                                   6,254
                     Office Furniture & Fireplaces
            90,000   Herman Miller                                         2,917
                     Office Furniture

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                     >FURNITURE--CONTINUED
            20,000   Mohawk Industries (b)                                $1,614
                     Carpet & Flooring
--------------------------------------------------------------------------------
                                                                          10,785
                     >CASINOS: 0.2%
           200,000   Bally Technologies (formerly
                     known as Alliance Gaming) (b)                         3,398
                     Slot Machines & Software
--------------------------------------------------------------------------------

                     >TRAVEL: 0.2%
            45,000   Vail Resorts (b)                                      1,720
                     Ski Resort Owner & Developer
            13,200   Kerzner International (Bahamas) (b)                   1,027
                     Destination Resorts & Casinos
--------------------------------------------------------------------------------
                                                                           2,747
                     >DURABLE GOODS: 0.1%
            38,659   Cavco Industries (b)                                  1,878
                     Higher End Manufactured Homes
--------------------------------------------------------------------------------


                                                                         -------
CONSUMER GOODS/SERVICES: TOTAL                                           245,747
--------------------------------------------------------------------------------
HEALTH CARE: 12.8%
                     >SERVICES: 4.6%
           303,000   Charles River Laboratories (b)                       14,853
                     Pharmaceutical Research
           547,400   Serologicals (b)                                     13,389
                     Blood Collection & Antibody Production
           291,800   Lincare Holdings (b)                                 11,369
                     Home Health Care Services
           199,875   Coventry Health Care (b)                             10,789
                     HMO
           143,995   LCA Vision                                            7,216
                     Lasik Surgery Centers
           150,000   United Surgical Partners (b)                          5,311
                     Outpatient Surgery Center
           175,000   PRA International (b)                                 4,338
                     Contract Research Organization
--------------------------------------------------------------------------------
                                                                          67,265
                     >MEDICAL EQUIPMENT: 4.5%
           577,400   Edwards Lifesciences (b)                             25,117
                     Heart Valves
           270,700   ICU Medical (b)                                       9,797
                     Intravenous Therapy Products
           146,200   Diagnostic Products                                   6,964
                     Immunodiagnostic Kits
           220,000   Viasys Healthcare (b)                                 6,618
                     Respiratory & Neurology Medical Equipment
           105,000   Vital Signs                                           5,768
                     Anesthesia, Respiratory & Sleep Products
            94,171   Advanced Medical Optics (b)                           4,392
                     Medical Devices for Eye Care
           165,000   Intermagnetics General (b)                            4,133
                     MRI Equipment
           104,000   Arrow International                                   3,398
                     Disposable Catheters
--------------------------------------------------------------------------------
                                                                          66,187


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >BIOTECHNOLOGY/DRUG DELIVERY: 2.8%
           192,000   Neurocrine Biosciences (b)                          $12,392
                     Drugs for Sleep, Diabetes, MS & Endometriosis
           360,000   Nektar Therapeutics (b)                               7,337
                     Drug Delivery Technologies
           455,000   Ligand Pharmaceuticals (b)                            5,847
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
           293,000   Intermune (b)                                         5,432
                     Drugs for Hepatitis C, Pulmonary Fibrosis & Cancer
           235,000   Exelixis (b)                                          2,822
                     Treatments for Cancer & Metabolic Disorders
           450,000   Incyte (b)                                            2,709
                     Drug Development
           235,000   Decode Genetics (b)                                   2,037
                     Drugs for Heart Attack, Asthma & Vascular Disease
           100,000   Momenta Pharmaceuticals (b)                           1,966
                     Sugar Analysis Technology for Drug Design
           375,000   Locus Discovery, Series D. Pfd. (d)                     102
                     High Throughput Rational Drug Design
           363,636   Metabolex, Series F (d)                                  99
                     Drugs for Diabetes
--------------------------------------------------------------------------------
                                                                          40,743
                     >MEDICAL SUPPLIES: 0.9%
           158,300   Techne (b)                                            9,520
                     Cytokines, Antibodies, Other Reagents For Life Sciences
           150,000   PSS World Medical (b)                                 2,894
                     Medical Supplies Distributor
--------------------------------------------------------------------------------
                                                                          12,414

--------------------------------------------------------------------------------
HEALTH CARE: TOTAL                                                       186,609

--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 10.4%
                     >MACHINERY: 5.8%
           580,300   Esco Technologies (b)                                29,392
                     Filtration & Test Equipment
           673,600   Pentair                                              27,449
                     Pumps, Water Treatment & Tools
           373,600   Nordson                                              18,628
                     Dispensing Systems for Adhesives & Coatings
           110,000   Ametek                                                4,946
                     Aerospace/Industrial Instruments
           158,900   K&F Industries (b)                                    2,638
                     Aircraft Wheels, Brakes & Fuel Tank Bladders
            50,000   Kaydon                                                2,018
                     Specialized Friction & Motion Control Products
--------------------------------------------------------------------------------
                                                                          85,071
                     >INDUSTRIAL GOODS: 2.5%
           376,000   Genlyte Group (b)                                    25,621
                     Commercial Lighting Fixtures
           319,800   Donaldson                                            10,806
                     Industrial Air Filtration
--------------------------------------------------------------------------------
                                                                          36,427
                     >CONSTRUCTION: 0.7%
           169,050   Florida Rock Industries                               9,504
                     Concrete & Aggregates
--------------------------------------------------------------------------------

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >SPECIALTY CHEMICALS/INDUSTRIAL
                     MATERIALS: 0.6%
           357,500   Spartech                                             $8,580
                     Plastics Distribution & Compounding
--------------------------------------------------------------------------------

                     >OUTSOURCING SERVICES: 0.4%
           400,000   Quanta Services (b)                                   6,408
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                     >INDUSTRIAL DISTRIBUTION: 0.3%
           113,000   Nuco2 (b)                                             3,587
                     Bulk CO2 Gas Distribution to Restaurants
--------------------------------------------------------------------------------

                     >LOGISTICS: 0.1%
            63,000   UTI Worldwide                                         1,991
                     Global Logistics & Freight Forwarding
--------------------------------------------------------------------------------


                                                                         -------
INDUSTRIAL GOODS/SERVICES: TOTAL                                         151,568
--------------------------------------------------------------------------------
ENERGY/MINERALS: 9.1%
                     >OIL SERVICES: 5.3%
           401,700   FMC Technologies (b)                                 20,575
                     Oil & Gas Well Head Manufacturer
           585,000   Chicago Bridge & Iron                                14,040
                     Engineering & Construction for Petrochemicals
           311,000   Pride International (b)                               9,697
                     Offshore Drilling Contractor
         1,001,000   Newpark Resources (b)                                 8,208
                     Drilling Fluid Services
           242,000   Layne Christensen (b)                                 8,112
                     Water/Mineral Driller & Coal Seam Gas Producer
           355,000   Hanover Compressor (b)                                6,610
                     Natural Gas Compressor Rental
           266,800   Pioneer Drilling (b)                                  4,384
                     Drilling Contractor
            76,500   Carbo Ceramics                                        4,354
                     Natural Gas Well Stimulants
           155,000   Key Energy Services (b)                               2,364
                     Well Workover Services
--------------------------------------------------------------------------------
                                                                          78,344
                     >OIL & GAS PRODUCERS: 3.4%
           525,000   Quicksilver Resources (b)                            20,297
                     Natural Gas & Coal Seam Gas Producer
           282,600   Western Gas Resources                                13,635
                     Oil & Coal Seam Gas Producer
           208,400   Southwestern Energy (b)                               6,708
                     Natural Gas Producer
           111,200   Equitable Resources                                   4,060
                     Natural Gas Producer & Utility
           450,000   Vaalco Energy (b)                                     3,015
                     Oil & Gas Producer
            92,000   McMoran Exploration (b)                               1,641
                     Natural Gas Producer & Developer
--------------------------------------------------------------------------------
                                                                          49,356


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                     >DISTRIBUTION/MARKETING/REFINING: 0.4%
           155,000   Atmos Energy                                         $4,081
                     Natural Gas Utility
            50,250   Oneok                                                 1,621
                     Natural Gas Utility, Marketing & Processing
--------------------------------------------------------------------------------
                                                                           5,702

                                                                         -------
ENERGY/MINERALS: TOTAL                                                   133,402
--------------------------------------------------------------------------------
FINANCE: 7.6%
                     >FINANCE COMPANIES: 3.3%
         1,121,500   AmeriCredit (b)                                      34,464
                     Auto Lending
           520,200   World Acceptance (b)                                 14,253
                     Personal Loans
--------------------------------------------------------------------------------
                                                                          48,717
                     >INSURANCE: 2.5%
           664,500   HCC Insurance Holdings                               23,125
                     Specialty Insurance
            14,000   Markel (b)                                            4,728
                     Specialty Insurance
           105,000   Philadelphia Consolidated Holding (b)                 3,585
                     Specialty Insurance
            75,000   Endurance Specialty Holdings                          2,441
                     Commercial Lines Insurance/Reinsurance
            91,000   United America Indemnity (b)                          2,084
                     Specialty Insurance
--------------------------------------------------------------------------------
                                                                          35,963
                     >BANKS: 1.5%
           259,500   TCF Financial                                         6,682
                     Great Lakes Bank
           197,656   Chittenden                                            5,726
                     Vermont & Western Massachusetts Bank
           145,000   Greene City Bancshares                                4,235
                     Tennessee Bank
            94,000   Associated Banc-Corp                                  3,194
                     Midwest Bank
            20,000   First Financial BankShares                              766
                     West Texas Bank
            30,000   West Bancorporation                                     595
                     Des Moines Commercial Bank
--------------------------------------------------------------------------------
                                                                          21,198
                     >SAVINGS & LOAN: 0.3%
           141,400   Anchor Bancorp Wisconsin                              4,286
                     Wisconsin Thrift
--------------------------------------------------------------------------------


                                                                         -------
FINANCE: TOTAL                                                           110,164

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

OTHER INDUSTRIES: 2.6%
                     >REAL ESTATE: 1.5%
           560,000   Diamondrock Hospitality                              $7,734
                     Hotel Owner
            77,500   Gaylord Entertainment (b)                             3,517
                     Convention Hotels
           235,000   Highland Hospitality                                  2,987
                     Hotel Owner
           150,000   Kite Realty Group                                     2,393
                     Community Shopping Centers
            90,000   American Campus Communities                           2,332
                     Student Housing
           110,500   Crescent Real Estate Equities                         2,328
                     Class A Office Buildings
--------------------------------------------------------------------------------
                                                                          21,291
                     >WASTE MANAGEMENT: 0.5%
           187,250   Waste Connections (b)                                 7,454
                     Solid Waste Management
--------------------------------------------------------------------------------

                     >TRANSPORTATION 0.5%
           331,920   Heartland Express                                     7,233
                     Regional Dry Van Trucker
--------------------------------------------------------------------------------

                     >REGULATED UTILITIES: 0.1%
            97,500   Northeast Utilities                                   1,904
                     Regulated Electric Utility
--------------------------------------------------------------------------------

                                                                      ----------
OTHER INDUSTRIES: TOTAL                                                   37,882

                                                                      ----------
TOTAL COMMON STOCKS: 90.3%                                             1,317,295
   (COST: $866,624)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 9.8%
$           49,000   Verizon Global Funding
                     4.77% Due 4/3/06 - 4/4/06                           $48,984
            35,000   LaSalle Bank 4.75% Due 4/5/06                        34,982
            30,000   Aluminum Company America
                     4.76% Due 4/6/06                                     29,980
            26,000   General Electric Capital Corporation
                     4.73% Due 4/7/06                                     25,979
             3,556   Repurchase Agreement with
                       State Street Bank & Trust
                       dated 3/31/06, Due 4/3/06
                       at 4.50% collateralized by
                       Federal Home Loan Bank,
                       maturing 12/20/06
                       market value $3,631
                       (repurchase proceeds: $3,557)                       3,556
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $143,481)                          143,481


                                                                      ----------
TOTAL INVESTMENTS: 100.1%                                              1,460,776
        (COST: $1,010,105)(A)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.1)%                           (2,006)

                                                                      ----------
TOTAL NET ASSETS: 100%                                                $1,458,770
================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At March 31, 2006, for federal income tax purposes cost of investments was $1,010,105 and net unrealized appreciation was $450,671 consisting of gross unrealized appreciation of $475,717 and gross unrealized depreciation of $25,046.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following company:

     RCM Technologies        6.69%

     The aggregate cost and value of these companies at March 31, 2006, was $5,636 and $5,078 respectively. Investments in affiliate companies represent 0.35% of total net assets at March 31, 2006. Investment activity and income amounts relating to affiliates during the three months ended March 31, 2006, were as follows:

                     Dividend Income                      $     --
                     Net realized gain or loss            $     --
                     Change in unrealized gain or loss    $ (1,069)

                     Purchases                            $     --
                     Proceeds from sales                  $     --

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. At March 31, 2006, these securities (in thousands) amounted to $201 which represents 0.01% of total net assets.

     Additional information on these securities is as follows:

                                   ACQUISITION
   SECURITY                            DATES           SHARES            COST (000)         VALUE (000)
-------------------------------------------------------------------------------------------------------
   Locus Discovery, Series D. Pfd.   09/05/01         375,000               $1,500                $102
   Metabolex, Series F               05/11/00         363,636                2,000                  99
                                                                           -------             -------
                                                                            $3,500                $201
                                                                           =======             =======

Columbia Acorn International Select
        >Statement of Investments (Unaudited) March 31, 2006


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 97.1%
--------------------------------------------------------------------------------
EUROPE: 54.1%
                     >UNITED KINGDOM/IRELAND: 15.7%
           245,000   Bank of Ireland (Ireland)                            $4,557
                     Irish Commercial Bank
           220,000   IAWS (Ireland)                                        3,815
                     Baked Goods
           185,000   Northern Rock                                         3,806
                     Lowest Cost Mortgage Bank in UK
           174,000   Anglo Irish Bank (Ireland)                            2,868
                     Small Business & Middle Market Banking
           125,000   Grafton Group (Ireland)                               1,641
                     Building Materials Wholesaling & DIY Retailing
           170,000   C+C Group (Ireland)                                   1,154
                     Irish Beverage & Snack Company
--------------------------------------------------------------------------------
                                                                          17,841
                     >SWITZERLAND: 10.4%
             8,500   Kuehne & Nagel                                        2,755
                     Freight Forwarding/Logistics
            25,000   Synthes                                               2,735
                     Products for Orthopedic Surgery
             2,400   Geberit International                                 2,290
                     Plumbing Supplies
            10,250   Swatch Group                                          1,721
                     Watch & Electronics Manufacturer
            23,000   Schindler                                             1,226
                     Elevator Manufacturer & Service Provider
            12,100   BKW Energie                                           1,086
                     Electric Utility
--------------------------------------------------------------------------------
                                                                          11,813
                     >FRANCE: 7.8%
           182,000   SES Global                                            2,898
                     Satellite Broadcasting Services
            24,200   Neopost                                               2,631
                     Postage Meter Machines
            20,000   Essilor International                                 1,782
                     Eyeglass Lenses
            18,000   Imerys                                                1,514
                     Industrial Minerals Producer
--------------------------------------------------------------------------------
                                                                           8,825
                     >GERMANY: 6.4%
           185,000   Depfa Bank                                            3,294
                     Investment Banker to Public Authorities
             3,300   Porsche                                               3,157
                     Specialty Automobile Manufacturer
             6,000   Deutsche Boerse                                         865
                     Trading, Clearing & Settlement Services
                     for Financial Markets
--------------------------------------------------------------------------------
                                                                           7,316
                     >SWEDEN: 5.0%
           320,200   Gambro                                                3,824
                     Products for Renal & Blood Care
           160,000   Tele2 AB                                              1,890
                     European Cellular & Reseller Telephone Services
--------------------------------------------------------------------------------
                                                                           5,714


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------


                     >DENMARK: 3.0%
            50,000   Novozymes                                            $3,390
                     Industrial Enzymes
--------------------------------------------------------------------------------

                     >SPAIN: 2.5%
            88,000   Red Electrica                                         2,834
                     Spanish Power Grid
--------------------------------------------------------------------------------

                     >NORWAY: 2.0%
            47,000   Orkla                                                 2,325
                     Materials, Branded Consumer Goods & Media
--------------------------------------------------------------------------------

                     >CZECH REPUBLIC: 1.3%
            10,300   Komercni Banka                                        1,434
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EUROPE: TOTAL                                                             61,492

--------------------------------------------------------------------------------
ASIA: 32.8%
                     >JAPAN: 28.3%
            76,000   Daito Trust Construction                              3,966
                     Apartment Builder
           130,000   Shimano                                               3,908
                     Bicycle Components & Fishing Tackle
            90,000   Hoya                                                  3,634
                     Opto-Electrical Components & Eyeglass Lenses
             5,000   Jupiter Telecommunications (b)                        3,536
                     Largest Cable Service Provider in Japan
           145,000   Ushio                                                 3,457
                     Industrial Light Sources
            55,000   Aeon Mall                                             2,733
                     Suburban Shopping Mall Developer, Owner & Operator
            76,000   Ito En                                                2,661
                     Bottled Tea & Other Beverages
               420   Kenedix                                               2,225
                     Real Estate Investment Management
            73,000   JSR                                                   2,172
                     Films and Chemicals for LCD Screens & Electronics
            29,000   USS                                                   1,978
                     Used Car Auctioneer
           181,800   Hiroshima Bank                                        1,078
                     Regional Bank
            80,000   Kansai Paint                                            734
                     Paint Producer in Japan, China, India & Southeast Asia
--------------------------------------------------------------------------------
                                                                          32,082
                     >HONG KONG: 3.6%
           680,000   Hong Kong Exchanges & Clearing                        4,086
                     Hong Kong Equity & Derivatives Operator
--------------------------------------------------------------------------------

                     >SINGAPORE: 0.9%
         1,000,000   Comfort Del Gro                                       1,039
                     Taxi & Mass Transit Service
--------------------------------------------------------------------------------

                                                                          ------
ASIA: TOTAL                                                               37,207

Columbia Acorn International Select
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

OTHER COUNTRIES: 9.3%
                     >CANADA: 8.3%
           311,000   Kinross Gold (b)                                     $3,390
                     Gold Mining
            30,700   Potash                                                2,704
                     World's Largest Producer of Potash
           100,000   Rona (b)                                              1,909
                     Leading Canadian DIY Retailer
            26,000   Talisman Energy                                       1,381
                     Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                           9,384
                     >SOUTH AFRICA: 1.0%
             6,000   Impala Platinum Holdings                              1,129
                     Platinum Group Metals Mining & Refining
--------------------------------------------------------------------------------


                                                                       ---------
OTHER: TOTAL                                                              10,513

--------------------------------------------------------------------------------
LATIN AMERICA: 0.9%
                     >ARGENTINA: 0.9%
             5,900   Tenaris                                               1,066
                     Oil, Gas & Industrial Seamless Tubes
--------------------------------------------------------------------------------


                                                                       ---------
LATIN AMERICA: TOTAL                                                       1,066


                                                                       ---------
TOTAL COMMON STOCKS: 97.1%                                               110,278
   (COST: $81,904)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATION: 2.6%
$            2,943   Repurchase Agreement with
                       State Street Bank & Trust
                       dated 3/31/06, Due 4/3/06
                       at 4.50% collateralized by
                       Federal Home Loan Bank,
                       maturing 12/20/06
                       market value $3,005
                       (repurchase proceeds: $2,944)                      $2,943
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $2,943)                              2,943


TOTAL INVESTMENTS: 99.7%
                                                                       ---------
   (COST: $84,847) (A)(C)                                                113,221


CASH AND OTHER ASSETS LESS LIABILITIES: 0.3%                                 333

                                                                       ---------
TOTAL NET ASSETS: 100%                                                  $113,554
================================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At March 31, 2006, for federal income tax purposes cost of investments was $84,847 and net unrealized appreciation was $28,374 consisting of gross unrealized appreciation of $29,502 and gross unrealized depreciation of $1,128.

(b)  Non-income producing security.

(c) On March 31, 2006, the Fund's total investments were denominated in currencies as follows:

                                              % of
                                             Total
     Currency                Value      Net Assets
     =============================================
     Euro                  $33,010           29.1%
     Japanese Yen           32,081           28.3
     Swiss Franc            11,814           10.4
     US Dollar               6,713            5.9
     Canadian Dollar         6,679            5.9
     Swedish Krona           5,714            5.0
     Other currencies less
       than 5% of total
       net assets           17,210           15.1
                          --------        -------
                          $113,221           99.7%
                          ========        =======

Columbia Acorn Select
        >Statement of Investments (Unaudited) March 31, 2006


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 97.9%
--------------------------------------------------------------------------------
INFORMATION: 30.5%
                     >TELECOMMUNICATIONS EQUIPMENT: 7.7%
         9,600,000   Tellabs (b)                                        $152,640
                     Telecommunications Equipment
--------------------------------------------------------------------------------

                     >TELEVISION PROGRAMMING/CATV: 6.3%
         3,400,000   Liberty Global, Series C (b)                         67,150
         1,000,000   Liberty Global, Series A (b)                         20,470
                     CATV Holding Company
         2,500,000   Discovery Holding (b)                                37,500
                     CATV Programming
--------------------------------------------------------------------------------
                                                                         125,120
                     >BUSINESS SOFTWARE: 5.5%
         1,600,000   Avid Technology (b)                                  69,536
                     Digital Nonlinear Editing Software & Systems
         5,000,000   Novell (b)                                           38,400
                     Directory, Operating System &
                     Identity Management Software
--------------------------------------------------------------------------------
                                                                         107,936
                     >MOBILE COMMUNICATIONS: 3.5%
         2,300,000   American Tower (b)                                   69,736
                     Communication Towers in USA & Mexico
--------------------------------------------------------------------------------

                     >INTERNET: 3.5%
         9,600,000   Skillsoft Publishing (b)(c)                          50,304
                     Provider of Web-Based Learning Solutions (E-Learning)
           544,000   IAC/Interactive Corp (b)                             16,032
                     Dominate Internet Middleman
--------------------------------------------------------------------------------
                                                                          66,336
                     >INSTRUMENTATION: 2.5%
         1,400,000   Tektronix                                            49,994
                     Analytical Instruments
--------------------------------------------------------------------------------

                     >PUBLISHING: 1.1%
           803,700   Tribune Company                                      22,045
                     Newspapers & TV Stations
--------------------------------------------------------------------------------

                     >COMPUTER SERVICES: 0.4%
         1,367,000   AnswerThink Consulting (b)                            8,790
                     I/T Integration & Best Practice Research
--------------------------------------------------------------------------------


                                                                         -------
INFORMATION: TOTAL                                                       602,597

--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 28.1%
                     >RETAIL: 12.5%
         3,500,000   Safeway                                              87,920
                     Supermarkets
         1,400,000   Abercrombie & Fitch                                  81,620
                     Teen Apparel Retailer
           845,000   Costco                                               45,765
                     Warehouse Superstores
         1,300,000   Petco Animal Supplies (b)                            30,641
                     Pet Supplies & Services
--------------------------------------------------------------------------------
                                                                         245,946


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >CONSUMER SERVICES: 7.2%
         1,625,000   ITT Educational Services (b)                       $104,081
                     Postsecondary Degree Programs
           728,000   Weight Watchers                                      37,419
                     Weight Loss Program
--------------------------------------------------------------------------------
                                                                         141,500
                     >LEISURE VEHICLES: 2.9%
         1,100,000   Harley-Davidson                                      57,068
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------

                     >FURNITURE & MANUFACTURERS: 2.4%
         1,400,000   Coach (b)                                            48,412
                     Designer & Retailer of Branded Leather Accessories
--------------------------------------------------------------------------------

                     >ENTERTAINMENT: 1.9%
           740,000   International Speedway Motors                        37,666
                     Largest Motorsport Racetrack Owner & Operator
--------------------------------------------------------------------------------

                     >TRAVEL: 1.2%
         1,200,000   Expedia (b)                                          24,324
                     Online Travel Services Company
--------------------------------------------------------------------------------


                                                                         -------
CONSUMER GOODS/SERVICES: TOTAL                                           554,916
--------------------------------------------------------------------------------
FINANCE: 12.3%
                     >MONEY MANAGEMENT: 6.8%
         2,500,000   Janus Capital                                        57,925
                     Manages Mutual Funds
           975,000   Nuveen Investments                                   46,946
                     Specialty Mutual Funds
           729,500   SEI Investments                                      29,567
                     Mutual Fund Administration & Investment Management
--------------------------------------------------------------------------------
                                                                         134,438
                     >INSURANCE: 4.2%
         1,800,000   Conseco (b)                                          44,676
                     Life, Long Term Care & Medical Supplement Insurance
           112,000   Markel (b)                                           37,820
                     Specialty Insurance
--------------------------------------------------------------------------------
                                                                          82,496
                     >BANKS: 1.3%
           750,000   Associated Banc-Corp                                 25,485
                     Midwest Bank
--------------------------------------------------------------------------------
                                                                          25,485

                                                                         -------
FINANCE: TOTAL                                                           242,419

--------------------------------------------------------------------------------
ENERGY & MINERALS: 10.4%
                     >MINING: 5.8%
        28,700,000   UrAsia Energy (Canada) (b)(c)                        73,725
         1,900,000   UrAsia Energy (Canada) Legend (b)(c)                  4,881
                     Uranium Mining in Kazakhstan
           400,000   Potash                                               35,236
                     World's Larges Producer of Potash
--------------------------------------------------------------------------------
                                                                         113,842

Columbia Acorn Select
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                     >OIL SERVICES: 4.6%
         1,950,000   Pride International (b)                             $60,801
                     Offshore Drilling Contractor
           600,000   FMC Technologies (b)                                 30,732
                     Oil & Gas Well Head Manufacturer
--------------------------------------------------------------------------------
                                                                          91,533

                                                                         -------
ENERGY & MINERALS: TOTAL                                                 205,375

--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 10.0%
                     >LOGISTICS: 2.9%
           661,000   Expeditors International
                     of Washington                                        57,104
                     International Freight Forwarder
--------------------------------------------------------------------------------

                     >OUTSOURCING SERVICES & TRAINING: 2.5%
         3,030,000   Quanta Services (b)                                  48,541
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                     >INDUSTRIAL GOODS: 2.4%
         1,125,000   Mine Safety Appliances                               47,250
                     Safety Equipment
--------------------------------------------------------------------------------

                     >STEEL: 2.2%
         2,150,000   Worthington Industries                               43,129
                     Steel Processing
--------------------------------------------------------------------------------


                                                                         -------
INDUSTRIAL GOODS/SERVICES: TOTAL                                         196,024

--------------------------------------------------------------------------------
HEALTH CARE: 4.3%
                     >SERVICES: 4.3%
           900,000   Coventry Health Care (b)                             48,582
                     HMO
           910,000   Lincare Holdings (b)                                 35,454
                     Home Health Care Services
--------------------------------------------------------------------------------
                                                                          84,036

                                                                         -------
HEALTH CARE: TOTAL                                                        84,036


NUMBER OF SHARES OR
PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------


OTHER INDUSTRIES: 2.3%
                     >WASTE MANAGEMENT: 2.3%
         1,300,000   Waste Management                                    $45,890
                     US Garbage Collection & Disposal
--------------------------------------------------------------------------------


                                                                       ---------
OTHER INDUSTRIES: TOTAL                                                   45,890


                                                                       ---------
TOTAL COMMON STOCKS: 97.9%                                             1,931,257
   (COST: $1,412,559)

SHORT-TERM OBLIGATIONS: 2.8%
$           27,000   American General Finance Corp,
                     4.79% Due 4/3/06                                     26,993
            26,000   Toyota Credit De Puerto
                     4.80% Due 4/4/06                                     25,990
             2,818   Repurchase Agreement with State
                       Street Bank & Trust
                       dated 3/31/06, Due 4/3/06 at
                       4.50% collateralized by
                       Federal Home Loan Mortgage
                       Corp, maturing 12/28/06
                       market value $2,877
                       (repurchase proceeds: $2,819)                       2,818
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $55,801)                            55,801


TOTAL INVESTMENTS: 100.7%
                                                                      ----------
   (COST: $1,468,360) (A)                                              1,987,058


CASH AND OTHER ASSETS LESS LIABILITIES: (0.7%)                          (13,563)

                                                                      ----------
TOTAL NET ASSETS: 100%                                                $1,973,495
================================================================================


--------------------------------------------------------------------------------

>Notes to Statement of Investments (in thousands)

*Security Valuation

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximate fair value. Securities for which quotations are not available are valued at a fair value as determined in good faith by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

(a) At March 31, 2006, for federal income tax purposes cost of investments was $1,468,360 and net unrealized appreciation was $518,698 consisting of gross unrealized appreciation of $542,926 and gross unrealized depreciation of $24,228.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2006, the Fund held five percent or more of the outstanding voting securities of the following companies:

     Skillsoft Publishing                8.95%
     UrAsia Energy                       6.38%

     The aggregate cost and value of these companies at March 31, 2006, was $108,646 and $128,910 respectively. Investments in affiliate companies represent 6.53% of total net assets at March 31, 2006. Investment activity and income amounts relating to affiliates during the three months ended March 31, 2006, were as follows:

                     Dividend Income                      $       --
                     Net realized gain or loss            $       --
                     Change in unrealized gain or loss    $   18,176

                     Purchases                            $    3,799
                     Proceeds from sales                  $       --

Columbia Thermostat Fund
         >Statement of Investments (Unaudited), March 31, 2006

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------

BOND FUNDS: 59.8%
         6,887,149   Columbia Intermediate Bond Fund,
                     Class Z                                             $60,194
         3,495,460   Columbia Federal Securities Fund,
                     Class Z                                              36,038
         2,855,989   Columbia Conservative High Yield
                     Fund, Class Z                                        24,162
--------------------------------------------------------------------------------
                     TOTAL BOND FUNDS (COST: $122,723)                   120,394

STOCK FUNDS: 40.0%
         1,410,512   Columbia Large Cap Enhanced
                     Core Fund, Class Z                                   20,001
         1,271,605   Columbia Dividend Income Fund,
                     Class Z                                              15,920
           318,524   Columbia Acorn International,
                     Class Z                                              12,308
           394,153   Columbia Acorn Fund, Class Z                         12,203
           823,869   Columbia Large Cap Value Fund,
                     Class Z                                              12,037
           332,846   Columbia Acorn Select, Class Z                        8,171
--------------------------------------------------------------------------------
                     TOTAL STOCK FUNDS (COST: $71,056)                    80,640

SHORT-TERM OBLIGATION: 0.2%
$             448    Repurchase Agreement with State
                       Street Bank & Trust dated 3/31/06,
                       Due 4/3/06 at 4.50%
                       collateralized by Federal
                       Home Loan Mortgage
                       Association, maturing 11/17/10
                       market value $461
                       (repurchase proceeds: $448)                           448
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $448)                                  448

TOTAL INVESTMENTS: 100.0%
                                                                        --------
   (COST: $194,227) (A)                                                  201,482


CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                                  47

                                                                        --------
TOTAL NET ASSETS - 100%                                                 $201,529
================================================================================

*Security Valuations

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value.

>Notes to Statement of Investments (in thousands)

(a) At March 31, 2006, for federal income tax purposes cost of investments was $194,227 and net unrealized appreciation was $7,255 consisting of gross unrealized appreciation of $9,633 and gross unrealized depreciation of $2,378.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Acorn Trust
             ------------------------------------------------------------------

By (Signature and Title)            /s/ Charles P. McQuaid
                        -------------------------------------------------------
                                    Charles P. McQuaid, President


Date                                May 25, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Charles P. McQuaid
                        -------------------------------------------------------
                                    Charles P. McQuaid, President


Date                                May 25, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)            /s/ Bruce H. Lauer
                        -------------------------------------------------------
                                    Bruce H. Lauer, Treasurer


Date                                May 25, 2006
    ---------------------------------------------------------------------------